UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	February 28, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 19.1%
Auto Components - 1.2%
Autoliv, Inc.	33,172	$3,473,108

Hotels, Restaurants & Leisure - 5.1%
China Lodging Group Ltd. - ADS *	48,103	2,788,531
Dave & Buster's Entertainment, Inc. *	61,088	3,493,623
Dunkin' Brands Group, Inc.	78,047	4,293,365
Wyndham Worldwide Corporation	49,329	4,106,146
		14,681,665
Media - 1.6%
Cinemark Holdings, Inc.	49,064	2,054,310
IMAX Corporation *	78,343	2,534,396
		4,588,706
Multi-line Retail - 2.8%
Burlington Stores, Inc. *	50,165	4,465,187
Nordstrom, Inc.	76,530	3,570,890
		8,036,077
Specialty Retail - 7.3%
Bed Bath & Beyond, Inc.	88,462	3,573,865
Foot Locker, Inc.	96,772	7,322,737
Lithia Motors, Inc. - Class A	28,461	2,722,864
Michaels Companies, Inc. (The) *	170,366	3,422,653
Williams-Sonoma, Inc.	77,998	3,789,923
		20,832,042
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	36,309	3,195,555

Consumer Staples - 0.8%
Beverages - 0.8%
Boston Beer Company, Inc. (The) - Class A *	14,289	2,266,950

Energy - 4.6%
Energy Equipment & Services - 1.3%
Core Laboratories N.V.	15,918	1,821,338
Superior Energy Services, Inc. *	115,035	1,898,077
		3,719,415
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy, Inc. *	67,601	3,248,228
Diamondback Energy, Inc. *	36,782	3,709,833
RSP Permian, Inc. *	65,810	2,598,837
		9,556,898
Financials - 7.7%
Banks - 3.7%
Bank of the Ozarks, Inc.	58,879	3,222,448
First Republic Bank/CA	78,213	7,338,726
		10,561,174

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 7.7% (Continued)
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	14,649	$2,460,007
Interactive Brokers Group, Inc. - Class A	48,751	1,789,649
		4,249,656
Consumer Finance - 1.3%
Navient Corporation	235,657	3,631,474

Insurance - 1.2%
Reinsurance Group of America, Inc.	27,627	3,593,168

Health Care - 17.0%
Biotechnology - 2.7%
Ionis Pharmaceuticals, Inc. *	76,450	3,804,916
Momenta Pharmaceuticals, Inc. *	145,486	2,247,759
Radius Health, Inc. *	41,201	1,736,210
		7,788,885
Health Care Equipment & Supplies - 5.7%
Align Technology, Inc. *	61,496	6,319,329
DexCom, Inc. *	55,239	4,317,480
IDEXX Laboratories, Inc. *	38,467	5,575,407
		16,212,216
Health Care Providers & Services - 1.7%
Centene Corporation *	68,024	4,795,692

Health Care Technology - 2.0%
Medidata Solutions, Inc. *	63,939	3,575,469
Veeva Systems, Inc. - Class A *	50,620	2,211,588
		5,787,057
Life Sciences Tools & Services - 1.5%
ICON plc *	52,803	4,423,307

Pharmaceuticals - 3.4%
Akorn, Inc. *	135,480	2,819,339
Horizon Pharma plc *	92,967	1,492,120
Prestige Brands Holdings, Inc. *	43,986	2,490,487
Supernus Pharmaceuticals, Inc. *	109,978	2,826,435
		9,628,381
Industrials - 16.3%
Aerospace & Defense - 0.9%
B/E Aerospace, Inc.	39,728	2,526,701

Airlines - 1.2%
Hawaiian Holdings, Inc. *	72,240	3,514,476

Building Products - 0.8%
Owens Corning	38,346	2,242,858

Construction & Engineering - 1.0%
EMCOR Group, Inc.	47,291	2,907,451

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 16.3% (Continued)
Machinery - 6.7%
Middleby Corporation (The) *	36,432	$5,053,483
Nordson Corporation	44,065	5,289,563
Proto Labs, Inc. *	41,043	2,240,948
Westinghouse Air Brake Technologies Corporation	47,479	3,804,017
Xylem, Inc.	60,118	2,892,878
		19,280,889
Road & Rail - 1.7%
Old Dominion Freight Line, Inc. *	54,300	4,982,568

Trading Companies & Distributors - 4.0%
HD Supply Holdings, Inc. *	112,974	4,857,882
United Rentals, Inc. *	50,837	6,508,661
		11,366,543
Information Technology - 27.9%
Communications Equipment - 1.9%
Arista Networks, Inc. *	45,593	5,425,111

Electronic Equipment, Instruments & Components - 2.3%
Dolby Laboratories, Inc. - Class A	65,302	3,192,615
Trimble, Inc. *	112,578	3,493,295
		6,685,910
Internet Software & Services - 4.5%
IAC/InterActiveCorp *	53,471	3,953,646
MercadoLibre, Inc.	42,273	8,914,107
		12,867,753
IT Services - 9.1%
Broadridge Financial Solutions, Inc.	63,357	4,392,541
CSRA, Inc.	108,864	3,246,324
Gartner, Inc. *	33,733	3,481,583
Global Payments, Inc.	47,120	3,754,993
Sabre Corporation	172,485	3,779,146
Teradata Corporation *	85,711	2,665,612
Total System Services, Inc.	87,057	4,742,865
		26,063,064
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. *	55,018	3,416,618
Entegris, Inc. *	200,037	4,240,784
Power Integrations, Inc.	48,592	3,071,014
		10,728,416
Software - 6.3%
ACI Worldwide, Inc. *	127,061	2,486,584
BroadSoft, Inc. *	78,364	3,353,979
Fortinet, Inc. *	119,212	4,452,568
Guidewire Software, Inc. *	25,601	1,398,839
Manhattan Associates, Inc. *	42,571	2,134,936
Splunk, Inc.*	69,419	4,285,235
		18,112,141

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Materials - 4.1%
Construction Materials - 1.5%
Eagle Materials, Inc.	42,131	$4,369,406

Containers & Packaging - 1.6%
Berry Plastics Group, Inc. *	93,219	4,691,712

Paper & Forest Products - 1.0%
KapStone Paper and Packaging Corporation	122,932	2,778,263

Real Estate - 2.0%
Real Estate Management & Development - 2.0%
CBRE Group, Inc. - Class A *	163,107	5,809,871

Total Common Stocks (Cost $239,923,565)		$285,374,559

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.41% (a) (Cost $1,378,658)	1,378,658	$1,378,658

Total Investments at Value — 100.0% (Cost $241,302,223)		$286,753,217

Other Assets in Excess of Liabilities — 0.0% (b)		103,917

Net Assets — 100.0%		$286,857,134

ADS - American Depositary Shares.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2017.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$285,374,559	$-	$-	$285,374,559
Money Market Funds	1,378,658	-	-	1,378,658
Total	$286,753,217	$-	$-	$286,753,217

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$243,229,493

Gross unrealized appreciation	$55,419,989
Gross unrealized depreciation	(11,896,265)

Net unrealized appreciation	$43,523,724

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2017, the Fund had 27.9% of the value of its net assets invested in stocks within the Information Technology sector.

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 18.9%
Auto Components - 1.3%
Gentex Corporation (a)	14,579	$306,596
Motorcar Parts of America, Inc. (b)	5,288	150,021
		456,617
Automobiles - 0.4%
Thor Industries, Inc.	1,082	119,907

Diversified Consumer Services - 0.8%
H&R Block, Inc.	13,097	269,274

Hotels, Restaurants & Leisure - 0.8%
Bojangles', Inc. (b)	5,395	113,565
DineEquity, Inc.	583	34,875
ILG, Inc.	6,546	123,588
		272,028
Household Durables - 0.3%
NVR, Inc. (b)	54	104,489

Leisure Products - 1.6%
American Outdoor Brands Corporation (b)	14,773	287,187
Nautilus, Inc. (b)	1,046	16,841
Sturm, Ruger & Company, Inc.	4,808	239,679
		543,707
Media - 8.7%
AMC Networks, Inc. - Class A (b)	6,024	360,295
Discovery Communications, Inc. - Series A (b)	6,626	190,564
Entercom Communications Corporation - Class A	12,586	196,971
Interpublic Group of Companies, Inc. (The)	12,389	298,575
Liberty Formula One Group - Series A (b)	3,120	93,943
Meredith Corporation	554	34,736
MSG Networks, Inc. - Class A (b)	5,912	128,882
National CineMedia, Inc.	7,009	89,926
Omnicom Group, Inc. (a)	4,789	407,544
Scripps Networks Interactive, Inc. - Class A	3,269	264,037
TEGNA, Inc.	15,148	388,243
Twenty-First Century Fox, Inc. - Class A	3,607	107,921
Viacom, Inc. - Class B (a)	8,784	381,665
		2,943,302
Multi-Line Retail - 0.1%
Dollar General Corporation	415	30,303

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 18.9% (Continued)
Specialty Retail - 3.9%
Best Buy Company, Inc.	6,832	$301,496
Buckle, Inc. (The)	4,272	84,799
Cato Corporation (The) - Class A	7,691	192,352
Express, Inc. (b)	3,168	35,608
Francesca's Holdings Corporation (b)	16,976	288,083
GameStop Corporation - Class A	3,746	91,552
Hibbett Sports, Inc. (b)	2,644	77,998
L Brands, Inc.	2,972	156,387
Michaels Companies, Inc. (The) (b)	3,017	60,611
Winmark Corporation	277	31,426
		1,320,312
Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden Ltd. (b)	9,168	342,425

Consumer Staples - 19.3%
Beverages - 3.3%
Boston Beer Company, Inc. (The) - Class A (b)	1,012	160,554
Brown-Forman Corporation - Class B	5,162	251,699
Dr Pepper Snapple Group, Inc.	4,191	391,607
MGP Ingredients, Inc.	945	41,797
Molson Coors Brewing Company - Class B	327	32,828
National Beverage Corporation	3,765	219,914
		1,098,399
Food & Staples Retailing - 1.3%
CVS Health Corporation	825	66,479
Sprouts Farmers Market, Inc. (b)	12,536	231,415
United Natural Foods, Inc. (b)	748	32,201
Village Super Market, Inc. - Class A	1,794	53,120
Whole Foods Market, Inc.	1,784	54,715
		437,930
Food Products - 6.1%
Amplify Snack Brands, Inc. (b)	10,313	103,336
B&G Foods, Inc.	2,270	96,475
Calavo Growers, Inc.	1,067	60,179
Cal-Maine Foods, Inc.	1,800	68,310
Flowers Foods, Inc.	5,918	113,981
Hormel Foods Corporation	915	32,254
J&J Snack Foods Corporation	258	34,520
John B. Sanfilippo & Son, Inc.	749	45,989
Lancaster Colony Corporation (a)	2,232	294,178
Mondelēz International, Inc. - Class A	4,534	199,133
Omega Protein Corporation	6,553	166,774

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 19.3% (Continued)
Food Products - 6.1% (Continued)
Pilgrim's Pride Corporation	16,942	$345,278
Sanderson Farms, Inc.	3,829	363,908
Tyson Foods, Inc. - Class A	2,329	145,702
		2,070,017
Household Products - 2.2%
Central Garden & Pet Company (b)	3,005	101,419
Church & Dwight Company, Inc.	3,342	166,565
Clorox Company (The)	266	36,391
Energizer Holdings, Inc.	3,109	170,560
Spectrum Brands Holdings, Inc.	789	107,083
WD-40 Company (a)	1,550	170,345
		752,363
Personal Products - 4.2%
Herbalife Ltd. (a) (b)	6,487	366,451
Inter Parfums, Inc. (a)	7,349	254,275
Medifast, Inc.	3,752	168,240
Nu Skin Enterprises, Inc. - Class A (a)	4,367	216,341
Revlon, Inc. - Class A (b)	2,993	100,565
USANA Health Sciences, Inc. (a) (b)	5,572	323,454
		1,429,326
Tobacco - 2.2%
Altria Group, Inc.	3,546	265,666
Universal Corporation	940	63,638
Vector Group Ltd.	17,378	395,871
		725,175
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Alliance Resource Partners, L.P.	1,216	27,786
Delek Logistics Partners, L.P.	8,251	255,368
EQT Midstream Partners, L.P.	4,251	335,064
Green Plains Partners, L.P.	12,655	250,569
HollyFrontier Corporation	350	10,248
PBF Energy, Inc. - Class A	5,221	127,862
PBF Logistics, L.P.	10,198	211,609
REX American Resources Corporation (b)	2,816	234,348
Shell Midstream Partners, L.P.	5,073	166,191
Tesoro Corporation	3,486	296,972
Tesoro Logistics, L.P.	792	44,598
Valero Energy Partners, L.P.	4,807	235,351
World Fuel Services Corporation	97	3,508
		2,199,474

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 19.6%
Health Care Equipment & Supplies - 3.1%
Anika Therapeutics, Inc. (a) (b)	8,101	$379,046
Globus Medical, Inc. - Class A (b)	16,169	449,660
Masimo Corporation (b)	358	32,349
Meridian Bioscience, Inc.	14,984	192,544
		1,053,599
Health Care Providers & Services - 14.0%
Aceto Corporation	2,564	39,332
American Renal Associates Holdings, Inc. (b)	14,199	320,897
AmerisourceBergen Corporation	3,577	327,331
AMN Healthcare Services, Inc. (b)	6,179	254,266
Cardinal Health, Inc. (a)	4,314	351,030
Chemed Corporation	2,681	478,693
CorVel Corporation (b)	1,571	63,468
DaVita, Inc. (b)	1,981	137,501
Express Scripts Holding Company (b)	4,624	326,686
HCA Holdings, Inc. (b)	263	22,944
HealthSouth Corporation	7,366	311,729
LHC Group, Inc. (b)	7,043	338,205
McKesson Corporation	2,068	310,469
MEDNAX, Inc. (b)	5,213	371,113
Premier, Inc. - Class A (b)	10,006	314,489
Quest Diagnostics, Inc. (a)	4,244	413,535
U.S. Physical Therapy, Inc.	2,786	210,761
Universal Health Services, Inc. - Class B	1,038	130,373
		4,722,822
Health Care Services - 0.9%
Envision Healthcare Corporation (b)	4,591	321,370

Health Care Technology - 0.1%
Inovalon Holdings, Inc. - Class A (b)	3,652	43,824

Pharmaceuticals - 1.5%
Akorn, Inc. (b)	11,017	229,264
ANI Pharmaceuticals, Inc. (b)	554	32,725
Innoviva, Inc. (b)	3,509	40,529
Johnson & Johnson	203	24,808
Prestige Brands Holdings, Inc. (b)	1,942	109,956
Sucampo Pharmaceuticals, Inc. - Class A (b)	5,135	60,336
		497,618
Industrials - 9.5%
Aerospace & Defense - 1.7%
General Dynamics Corporation	1,691	320,969

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Aerospace & Defense - 1.7% (Continued)
Raytheon Company	1,702	$262,363
		583,332
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,058	85,031
Expeditors International of Washington, Inc.	3,210	180,980
		266,011
Building Products - 0.2%
American Woodmark Corporation (b)	824	71,235

Commercial Services & Supplies - 1.0%
Deluxe Corporation	4,659	342,856

Electrical Equipment - 0.4%
Emerson Electric Company	1,936	116,353
Rockwell Automation, Inc.	237	35,811
		152,164
Machinery - 2.8%
Federal Signal Corporation	5,103	75,933
Greenbrier Companies, Inc. (The)	10,953	460,574
Wabash National Corporation	18,683	395,145
		931,652
Professional Services - 2.1%
Robert Half International, Inc.	7,458	359,774
RPX Corporation (a) (b)	32,598	350,428
		710,202
Road & Rail - 0.2%
Landstar System, Inc.	646	56,073

Trading Companies & Distributors - 0.3%
United Rentals, Inc. (b)	840	107,545

Information Technology - 12.5%
Communications Equipment - 2.3%
F5 Networks, Inc. (b)	265	37,967
InterDigital, Inc. (a)	4,979	418,485
Juniper Networks, Inc.	8,791	246,148
Ubiquiti Networks, Inc. (b)	1,293	63,538
		766,138
Electronic Equipment, Instruments & Components - 1.4%
CDW Corporation	802	47,238
CTS Corporation	1,258	27,550
Fitbit, Inc. - Class A (b)	26,529	164,745

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 12.5% (Continued)
Electronic Equipment, Instruments & Components - 1.4% (Continued)
Methode Electronics, Inc.	5,870	$243,605
		483,138
Internet Software & Services - 1.2%
eBay, Inc. (b)	6,313	214,010
VeriSign, Inc. (b)	1,940	159,992
WebMD Health Corporation (b)	851	44,167
		418,169
IT Services - 2.0%
Cognizant Technology Solutions Corporation - Class A (b)	494	29,279
Computer Services, Inc.	623	28,035
Convergys Corporation	1,824	39,909
CSG Systems International, Inc.	2,084	82,131
Hackett Group, Inc. (The)	2,551	51,428
Syntel, Inc.	6,934	122,663
Western Union Company (The)	16,802	329,991
		683,436
Software - 4.0%
ACI Worldwide, Inc. (b)	5,072	99,259
CA, Inc.	8,930	288,171
ePlus, Inc. (b)	2,609	331,213
MicroStrategy, Inc. - Class A (b)	599	114,936
Oracle Corporation	5,324	226,749
Silver Spring Networks, Inc. (b)	24,066	295,049
		1,355,377
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	885	121,236
CPI Card Group, Inc.	3,033	13,649
HP, Inc.	22,219	385,944
		520,829
Materials - 12.3%
Chemicals - 11.1%
Air Products & Chemicals, Inc.	865	121,507
Chase Corporation	907	82,945
Ciner Resources, L.P.	4,938	137,079
Dow Chemical Company (The)	1,071	66,680
FutureFuel Corporation	9,794	129,575
GCP Applied Technologies, Inc. (b)	1,086	28,616
Innospec, Inc.	2,715	177,289
LyondellBasell Industries N.V. - Class A (a)	5,799	529,101
NewMarket Corporation (a)	695	302,805

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 12.3% (Continued)
Chemicals - 11.1% (Continued)
PolyOne Corporation	856	$28,830
PPG Industries, Inc.	889	91,060
Scotts Miracle-Gro Company (The)	2,131	193,132
Sherwin-Williams Company (The)	957	295,273
Terra Nitrogen Company, L.P.	3,192	316,008
Trinseo S.A.	6,647	459,640
W.R. Grace & Company	1,714	121,420
Westlake Chemical Corporation (a)	4,305	273,066
Westlake Chemical Partners, L.P.	16,193	407,254
		3,761,280
Containers & Packaging - 1.2%
Avery Dennison Corporation	3,646	294,269
Crown Holdings, Inc. (b)	544	29,153
Sealed Air Corporation	1,350	62,748
Sonoco Products Company	541	28,846
		415,016

Total Common Stocks (Cost $28,325,610)		$33,378,734

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (c) (Cost $427,928)	427,928	$427,928

Total Investments at Value - 99.9% (Cost $28,753,538)		$33,806,662

Other Assets in Excess of Liabilities - 0.1%		36,754

Net Assets - 100.0%		$33,843,416

(a)	All or a portion of the shares have been pledged as collateral for trading purposes.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

COMMON STOCKS - 127.4%	Shares	Value
Consumer Discretionary - 24.9%
Auto Components - 1.8%
Gentex Corporation (a)	19,094	$401,547
Motorcar Parts of America, Inc. (a) (b)	6,887	195,384
		596,931
Automobiles - 0.5%
Thor Industries, Inc. (a)	1,416	156,921

Diversified Consumer Services - 1.1%
H&R Block, Inc. (a)	17,108	351,740

Hotels, Restaurants & Leisure - 1.0%
Bojangles', Inc. (a) (b)	7,065	148,718
DineEquity, Inc.	763	45,643
ILG, Inc. (a)	7,329	138,371
		332,732
Household Durables - 0.4%
NVR, Inc. (a) (b)	71	137,383

Leisure Products - 2.1%
American Outdoor Brands Corporation (a) (b)	19,302	375,231
Nautilus, Inc. (a) (b)	1,366	21,993
Sturm, Ruger & Company, Inc. (a)	6,291	313,606
		710,830
Media - 11.4%
AMC Networks, Inc. - Class A (a) (b)	7,872	470,824
Discovery Communications, Inc. - Series A (a) (b)	8,604	247,451
Entercom Communications Corporation - Class A (a)	16,504	258,288
Interpublic Group of Companies, Inc. (The) (a)	16,213	390,733
Liberty Formula One Group - Series A (a) (b)	4,043	121,735
Meredith Corporation	533	33,419
MSG Networks, Inc. - Class A (a) (b)	7,697	167,795
National CineMedia, Inc. (a)	9,134	117,189
Omnicom Group, Inc. (a)	6,262	532,896
Scripps Networks Interactive, Inc. - Class A (a)	4,260	344,080
TEGNA, Inc. (a)	19,795	507,346
Twenty-First Century Fox, Inc. - Class A (a)	4,751	142,150
Viacom, Inc. - Class B (a)	11,481	498,850
		3,832,756
Multi-Line Retail - 0.1%
Dollar General Corporation	549	40,088

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 127.4% (Continued)	Shares	Value
Consumer Discretionary - 24.9% (Continued)
Specialty Retail - 5.2%
Best Buy Company, Inc. (a)	8,924	$393,816
Buckle, Inc. (The) (a)	5,568	110,525
Cato Corporation (The) - Class A (a)	10,080	252,101
Express, Inc. (b)	4,144	46,578
Francesca's Holdings Corporation (a) (b)	22,247	377,532
GameStop Corporation - Class A (a)	4,886	119,414
Hibbett Sports, Inc. (a) (b)	3,451	101,804
L Brands, Inc. (a)	3,879	204,113
Michaels Companies, Inc. (The) (b)	3,925	78,853
Winmark Corporation	360	40,842
		1,725,578
Textiles, Apparel & Luxury Goods - 1.3%
Steven Madden Ltd. (a) (b)	11,996	448,051

Consumer Staples - 23.6%
Beverages - 3.9%
Boston Beer Company, Inc. (The) - Class A (a) (b)	1,330	211,004
Brown-Forman Corporation - Class B (a)	6,733	328,301
Dr Pepper Snapple Group, Inc. (a)	5,479	511,958
National Beverage Corporation (a)	4,703	274,702
		1,325,965
Food & Staples Retailing - 1.6%
CVS Health Corporation	1,073	86,462
Smart & Final Stores, Inc. (a) (b)	881	12,290
Sprouts Farmers Market, Inc. (a) (b)	16,377	302,320
Village Super Market, Inc. - Class A	2,346	69,465
Whole Foods Market, Inc. (a)	2,311	70,878
		541,415
Food Products - 7.4%
Amplify Snack Brands, Inc. (a) (b)	13,502	135,290
B&G Foods, Inc. (a)	2,286	97,155
Cal-Maine Foods, Inc. (a)	2,351	89,220
Flowers Foods, Inc. (a)	5,561	107,105
Hormel Foods Corporation	1,187	41,842
J&J Snack Foods Corporation	333	44,555
Kellogg Company (a)	69	5,111
Lancaster Colony Corporation (a)	2,917	384,461
Mondelēz International, Inc. - Class A (a)	5,299	232,732
Omega Protein Corporation (a)	8,523	216,910
Pilgrim's Pride Corporation (a)	22,145	451,315
Sanderson Farms, Inc. (a)	5,001	475,295

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 127.4% (Continued)	Shares	Value
Consumer Staples - 23.6% (Continued)
Food Products - 7.4% (Continued)
Tyson Foods, Inc. - Class A (a)	3,042	$190,308
		2,471,299
Household Products - 2.4%
Church & Dwight Company, Inc. (a)	4,341	216,355
Clorox Company (The) (a)	351	48,020
Energizer Holdings, Inc. (a)	4,075	223,555
Spectrum Brands Holdings, Inc.	703	95,411
WD-40 Company (a)	2,024	222,438
		805,779
Personal Products - 5.5%
Herbalife Ltd. (a) (b)	8,478	478,922
Inter Parfums, Inc. (a)	9,614	332,644
Medifast, Inc. (a)	4,891	219,313
Nu Skin Enterprises, Inc. - Class A (a)	5,248	259,986
Revlon, Inc. - Class A (a) (b)	3,935	132,216
USANA Health Sciences, Inc. (a) (b)	7,281	422,662
		1,845,743
Tobacco - 2.8%
Altria Group, Inc. (a)	4,651	348,453
Universal Corporation (a)	941	63,706
Vector Group Ltd. (a)	22,713	517,402
		929,561
Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Alliance Resource Partners, L.P.	1,586	36,240
Delek Logistics Partners, L.P. (a)	10,747	332,620
EQT Midstream Partners, L.P. (a)	5,558	438,082
Green Plains Partners, L.P. (a)	16,558	327,848
Marathon Oil Corporation (a)	209	3,344
PBF Energy, Inc. - Class A (a)	4,144	101,487
PBF Logistics, L.P. (a)	13,358	277,178
Phillips 66 (a)	57	4,457
REX American Resources Corporation (a) (b)	3,676	305,917
Shell Midstream Partners, L.P. (a)	6,641	217,559
Tesoro Corporation (a)	4,555	388,040
Tesoro Logistics, L.P.	1,037	58,393
Valero Energy Partners, L.P. (a)	6,272	307,077
World Fuel Services Corporation	128	4,630
		2,802,872

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 127.4% (Continued)	Shares	Value
Financials - 0.0%
Insurance - 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	$0

Health Care - 25.9%
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a) (b)	68	6,988
Anika Therapeutics, Inc. (a) (b)	10,590	495,506
Globus Medical, Inc. - Class A (a) (b)	21,144	588,015
Masimo Corporation (b)	467	42,198
Meridian Bioscience, Inc. (a)	19,523	250,870
		1,383,577
Health Care Providers & Services - 18.4%
Aceto Corporation	3,333	51,128
American Renal Associates Holdings, Inc. (a) (b)	18,555	419,343
AmerisourceBergen Corporation (a)	4,672	427,535
AMN Healthcare Services, Inc. (a) (b)	8,082	332,574
Cardinal Health, Inc. (a)	5,639	458,845
Chemed Corporation (a)	3,505	625,818
CorVel Corporation (b)	2,043	82,537
DaVita, Inc. (a) (b)	2,420	167,972
Express Scripts Holding Company (a) (b)	6,044	427,009
HCA Holdings, Inc. (a) (b)	346	30,185
HealthSouth Corporation (a)	9,629	407,499
Laboratory Corporation of America Holdings (a) (b)	23	3,272
LHC Group, Inc. (a) (b)	9,219	442,696
McKesson Corporation (a)	2,700	405,351
MEDNAX, Inc. (a) (b)	6,813	485,018
Premier, Inc. - Class A (a) (b)	13,076	410,979
Quest Diagnostics, Inc. (a)	5,548	540,597
U.S. Physical Therapy, Inc. (a)	3,632	274,761
Universal Health Services, Inc. - Class B (a)	1,366	171,570
		6,164,689
Health Care Services - 1.3%
Envision Healthcare Corporation (a) (b)	6,002	420,140

Health Care Technology - 0.2%
Inovalon Holdings, Inc. - Class A (b)	4,789	57,468

Pharmaceuticals - 1.9%
Akorn, Inc. (a) (b)	14,381	299,269
ANI Pharmaceuticals, Inc. (a) (b)	725	42,826
Innoviva, Inc. (b)	4,583	52,934

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 127.4% (Continued)	Shares	Value
Health Care - 25.9% (Continued)
Pharmaceuticals - 1.9% (Continued)
Johnson & Johnson (a)	269	$32,874
Prestige Brands Holdings, Inc. (a) (b)	2,541	143,871
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	6,750	79,312
		651,086
Industrials - 12.6%
Aerospace & Defense - 2.3%
BWX Technologies, Inc. (a)	41	1,904
General Dynamics Corporation (a)	2,205	418,531
Raytheon Company (a)	2,224	342,830
		763,265
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (a)	1,393	111,955
Expeditors International of Washington, Inc. (a)	4,187	236,063
		348,018
Building Products - 0.3%
American Woodmark Corporation (b)	1,068	92,329

Commercial Services & Supplies - 1.3%
Deluxe Corporation (a)	6,088	448,016

Electrical Equipment - 0.6%
Emerson Electric Company (a)	2,538	152,534
Rockwell Automation, Inc. (a)	307	46,388
		198,922
Machinery - 3.7%
Federal Signal Corporation (a)	6,696	99,637
Greenbrier Companies, Inc. (The) (a)	14,314	601,904
Joy Global, Inc. (a)	86	2,424
Wabash National Corporation (a)	24,442	516,948
		1,220,913
Professional Services - 2.8%
Insperity, Inc. (a)	26	2,164
Robert Half International, Inc. (a)	9,747	470,195
RPX Corporation (a) (b)	42,602	457,972
		930,331
Road & Rail - 0.2%
Landstar System, Inc. (a)	848	73,606

Trading Companies & Distributors - 0.4%
United Rentals, Inc. (a) (b)	1,096	140,321

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 127.4% (Continued)	Shares	Value
Information Technology - 16.5%
Communications Equipment - 3.0%
F5 Networks, Inc. (b)	346	$49,571
InterDigital, Inc. (a)	6,509	547,082
Juniper Networks, Inc. (a)	11,515	322,420
Ubiquiti Networks, Inc. (a) (b)	1,686	82,850
		1,001,923
Electronic Equipment, Instruments & Components - 1.9%
CDW Corporation	1,049	61,786
CTS Corporation	981	21,484
Fitbit, Inc. - Class A (a) (b)	34,526	214,406
Methode Electronics, Inc. (a)	7,680	318,720
		616,396
Internet Software & Services - 1.6%
eBay, Inc. (a) (b)	8,220	278,658
VeriSign, Inc. (a) (b)	2,541	209,556
WebMD Health Corporation (b)	1,113	57,765
		545,979
IT Services - 2.7%
Cognizant Technology Solutions Corporation - Class A (b)	644	38,170
Computer Services, Inc.	814	36,630
Convergys Corporation	2,386	52,206
CSG Systems International, Inc. (a)	2,707	106,683
Hackett Group, Inc. (The)	3,337	67,274
Syntel, Inc. (a)	9,054	160,165
Western Union Company (The) (a)	21,963	431,353
		892,481
Software - 5.3%
ACI Worldwide, Inc. (a) (b)	6,624	129,632
CA, Inc. (a)	11,665	376,430
ePlus, Inc. (a) (b)	3,414	433,407
MicroStrategy, Inc. - Class A (a) (b)	786	150,818
Oracle Corporation (a)	6,967	296,724
Silver Spring Networks, Inc. (a) (b)	31,489	386,055
		1,773,066
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (a)	1,161	159,045
CPI Card Group, Inc.	3,993	17,969
HP, Inc. (a)	29,024	504,147
		681,161
Materials - 15.5%
Chemicals - 14.0%
Air Products & Chemicals, Inc.	402	56,469

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 127.4% (Continued)	Shares	Value
Materials - 15.5% (Continued)
Chemicals - 14.0% (Continued)
Chase Corporation (a)	1,188	$108,643
Ciner Resources, L.P. (a)	6,430	178,497
Dow Chemical Company (The) (a)	1,134	70,603
Ferro Corporation (a) (b)	179	2,506
FutureFuel Corporation (a)	12,834	169,794
GCP Applied Technologies, Inc. (b)	1,416	37,312
Innospec, Inc. (a)	3,538	231,031
Koppers Holdings, Inc. (a) (b)	196	8,595
LyondellBasell Industries N.V. - Class A (a)	7,581	691,690
NewMarket Corporation (a)	912	397,349
PolyOne Corporation (a)	1,113	37,486
PPG Industries, Inc.	487	49,883
Scotts Miracle-Gro Company (The) (a)	2,607	236,272
Sherwin-Williams Company (The) (a)	1,248	385,058
Terra Nitrogen Company, L.P. (a)	4,172	413,028
Trinseo S.A. (a)	8,688	600,775
W.R. Grace & Company (a)	2,160	153,014
Westlake Chemical Corporation (a)	5,200	329,836
Westlake Chemical Partners, L.P. (a)	21,159	532,149
		4,689,990
Containers & Packaging - 1.5%
Avery Dennison Corporation (a)	4,761	384,260
Crown Holdings, Inc. (b)	710	38,049
Sealed Air Corporation (a)	1,760	81,805
Sonoco Products Company	172	9,171
		513,285
Metals & Mining - 0.0% (d)
Reliance Steel & Aluminum Company (a)	7	593

Total Common Stocks (Cost $37,520,459)		$42,663,199

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 30.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.45% (e) (Cost $10,213,222)	10,213,222	$10,213,222

Total Investments at Value - 157.9% (Cost $47,733,681)		$52,876,421

Liabilities in Excess of Other Assets (f) - (57.9%)		(19,390,222)

Net Assets - 100.0%		$33,486,199

(a)	All or a portion of the shares have been pledged as collateral for open short positions and trading purposes.
(b)	Non-income producing security.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at February 28, 2017, representing 0.0% of net assets (Note 1).

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of February 28, 2017.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2017 (Unaudited)

COMMON STOCKS - 87.2%	Shares	Value
Consumer Discretionary - 17.4%
Auto Components - 0.5%
BorgWarner, Inc.	290	$12,235
Dana, Inc.	204	3,854
Fox Factory Holding Corporation	1,271	34,063
Horizon Global Corporation	623	11,388
Modine Manufacturing Company	3,460	39,271
Standard Motor Products, Inc.	65	3,118
Stoneridge, Inc.	745	12,583
Superior Industries International, Inc.	787	17,629
Tower International, Inc.	262	7,244
Visteon Corporation	106	9,823
		151,208
Automobiles - 0.1%
Harley-Davidson, Inc.	238	13,418
Tesla Motors, Inc.	105	26,249
Winnebago Industries, Inc.	172	5,676
		45,343
Distributors - 0.3%
Core-Mark Holding Company, Inc.	1,044	33,951
LKQ Corporation	1,513	47,780
		81,731
Diversified Consumer Services - 0.5%
2U, Inc.	423	15,461
Carriage Services, Inc.	314	8,092
Matthews International Corporation - Class A	238	15,672
Regis Corporation	2,846	35,034
Service Corporation International	1,607	49,383
Sotheby's	929	41,926
		165,568
Hotels, Restaurants & Leisure - 5.8%
Aramark	1,392	49,750
Biglari Holdings, Inc.	72	30,919
BJ's Restaurants, Inc.	898	32,642
Bloomin' Brands, Inc.	2,351	40,179
Bob Evans Farms, Inc.	610	34,605
Buffalo Wild Wings, Inc.	338	52,390
Carnival Corporation	361	20,198
Carrols Restaurant Group, Inc.	2,188	34,570
Cedar Fair, L.P.	945	64,714
Cheesecake Factory, Inc. (The)	849	51,831
Chipotle Mexican Grill, Inc.	118	49,411
Churchill Downs, Inc.	290	43,587
Chuy's Holdings, Inc.	1,117	31,835

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Consumer Discretionary - 17.4% (Continued)
Hotels, Restaurants & Leisure - 5.8% (Continued)
ClubCorp Holdings, Inc.	155	$2,651
Cracker Barrel Old Country Store, Inc.	23	3,703
Darden Restaurants, Inc.	183	13,666
Dave & Buster's Entertainment, Inc.	795	45,466
Denny's Corporation	1,848	23,211
Domino's Pizza, Inc.	21	3,986
Extended Stay America, Inc.	3,513	60,775
Fiesta Restaurant Group, Inc.	767	15,225
Habit Restaurants, Inc. (The) - Class A	467	6,281
Hilton Worldwide Holdings, Inc.	895	51,194
Hyatt Hotels Corporation - Class A	986	50,621
International Speedway Corporation - Class A	1,096	40,662
Intrawest Resorts Holdings, Inc.	447	10,531
Jack in the Box, Inc.	599	56,132
La Quinta Holdings, Inc.	397	5,502
Las Vegas Sands Corporation	1,158	61,316
Lindblad Expeditions Holdings, Inc.	1,188	10,656
Marcus Corporation (The)	1,313	40,966
Marriott International, Inc. - Class A	275	23,922
Marriott Vacations Worldwide Corporation	418	39,263
McDonald's Corporation	498	63,570
MGM Resorts International	2,417	63,543
Norwegian Cruise Line Holdings Ltd.	1,204	61,043
Panera Bread Company - Class A	243	56,084
Papa John's International, Inc.	443	34,962
Planet Fitness, Inc. - Class A	316	6,797
Red Robin Gourmet Burgers, Inc.	736	33,598
Royal Caribbean Cruises Ltd.	786	75,535
SeaWorld Entertainment, Inc.	729	14,048
Shake Shack, Inc. - Class A	378	13,544
Six Flags Entertainment Corporation	920	55,761
Sonic Corporation	258	6,522
Speedway Motorsports, Inc.	1,349	28,761
Starbucks Corporation	675	38,387
Texas Roadhouse, Inc.	1,272	53,806
Vail Resorts, Inc.	380	68,848
Wendy's Company (The)	4,359	60,764
Wingstop, Inc.	863	22,697
Wynn Resorts Ltd.	445	42,787
Yum China Holdings, Inc.	439	11,673
Yum! Brands, Inc.	439	28,676
Zoe's Kitchen, Inc.	631	11,308
		1,955,074

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Consumer Discretionary - 17.4% (Continued)
Household Durables - 2.0%
CalAtlantic Group, Inc.	1,169	$41,301
Cavco Industries, Inc.	313	37,325
Century Communities, Inc.	113	2,582
D.R. Horton, Inc.	990	31,680
Green Brick Partners, Inc.	880	8,316
Helen of Troy Ltd.	463	45,235
Installed Building Products, Inc.	1,057	49,732
Lennar Corporation - Class A	1,090	53,181
LGI Homes, Inc.	272	7,891
M/I Homes, Inc.	661	15,600
MDC Holdings, Inc.	1,578	46,062
Meritage Homes Corporation	930	33,061
Mohawk Industries, Inc.	307	69,493
Newell Brands, Inc.	1,269	62,219
PulteGroup, Inc.	319	7,034
Taylor Morrison Home Corporation - Class A	2,068	41,629
Toll Brothers, Inc.	1,902	64,934
TRI Pointe Group, Inc.	530	6,328
Universal Electronics, Inc.	565	38,815
Whirlpool Corporation	88	15,716
		678,134
Internet & Direct Marketing Retail - 1.6%
1-800-FLOWERS.COM, Inc. - Class A	4,143	41,430
Amazon.com, Inc.	77	65,068
Etsy, Inc.	3,119	37,802
Expedia, Inc.	492	58,568
FTD Companies, Inc.	1,646	39,767
Groupon, Inc.	11,454	48,451
Liberty Expedia Holdings, Inc. - Series A	462	19,995
Liberty Interactive Corporation QVC Group - Series A	611	11,536
Liberty TripAdvisor Holdings, Inc. - Series A	2,016	27,115
Liberty Ventures - Series A	688	30,176
Netflix, Inc.	507	72,060
Overstock.com, Inc.	144	2,657
Priceline Group, Inc. (The)	15	25,862
Shutterfly, Inc.	580	26,320
TripAdvisor, Inc.	894	37,074
Wayfair, Inc. - Class A	95	3,592
		547,473
Leisure Products - 0.3%
Brunswick Corporation	242	14,493
Callaway Golf Company	3,646	36,861
Mattel, Inc.	1,652	42,506

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Consumer Discretionary - 17.4% (Continued)
Leisure Products - 0.3% (Continued)
Vista Outdoor, Inc.	383	$7,748
		101,608
Media - 2.2%
AMC Entertainment Holdings, Inc. - Class A	1,835	57,527
Cable One, Inc.	87	54,412
Charter Communications, Inc. - Class A	189	61,058
Cinemark Holdings, Inc.	235	9,840
DISH Network Corporation - Class A	1,123	69,626
E.W. Scripps Company (The) - Class A	2,280	52,509
Gannett Company, Inc.	1,696	14,789
Global Eagle Entertainment, Inc.	2,198	9,627
John Wiley & Sons, Inc. - Class A	499	26,048
Liberty Braves Group - Series A	532	11,720
Liberty Broadband Corporation - Series A	130	10,954
Liberty SiriusXM Group - Series A	77	3,029
Lions Gate Entertainment Corporation - Class A	616	16,490
Lions Gate Entertainment Corporation - Class B	132	3,297
Live Nation Entertainment, Inc.	2,196	62,388
Loral Space & Communications, Inc.	755	30,880
Madison Square Garden Company (The) - Class A	202	36,231
MDC Partners, Inc. - Class A	480	4,200
New York Times Company (The) - Class A	786	11,318
News Corporation - Class A	4,109	52,677
Nexstar Media Group, Inc.	57	3,930
Pandora Media, Inc.	1,354	16,763
Regal Entertainment Group - Class A	812	17,523
Scholastic Corporation	890	40,103
Sirius XM Holdings, Inc.	1,925	9,798
Tribune Media Company - Class A	717	24,751
tronc, Inc.	1,053	15,374
World Wrestling Entertainment, Inc. - Class A	887	18,609
		745,471
Multi-Line Retail - 0.8%
Burlington Stores, Inc.	785	69,873
Dollar Tree, Inc.	735	56,360
Fred's, Inc. - Class A	1,109	19,662
Kohl's Corporation	776	33,073
Macy's, Inc.	1,173	38,967
Nordstrom, Inc.	554	25,850
Ollie's Bargain Outlet Holdings, Inc.	874	27,400
Target Corporation	44	2,586
		273,771

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Consumer Discretionary - 17.4% (Continued)
Specialty Retail - 2.3%
Abercrombie & Fitch Company - Class A	2,123	$25,391
Adient plc	77	5,169
Advance Auto Parts, Inc.	308	48,236
Barnes & Noble Education, Inc.	1,801	17,290
Barnes & Noble, Inc.	2,428	23,794
CarMax, Inc.	309	19,943
Chico's FAS, Inc.	1,208	17,492
Children's Place, Inc. (The)	78	7,901
Dick's Sporting Goods, Inc.	247	12,091
Finish Line, Inc. (The) - Class A	1,733	28,248
Five Below, Inc.	819	31,572
Guess?, Inc.	1,004	12,751
Home Depot, Inc. (The)	25	3,623
Lithia Motors, Inc. - Class A	379	36,259
Lowe's Companies, Inc.	819	60,909
Lumber Liquidators Holdings, Inc.	296	5,248
MarineMax, Inc.	1,580	35,550
Monro Muffler Brake, Inc.	643	36,972
Murphy USA, Inc.	303	19,301
Office Depot, Inc.	3,188	13,294
O'Reilly Automotive, Inc.	26	7,064
Pier 1 Imports, Inc.	1,857	12,498
Select Comfort Corporation	1,330	31,242
Shoe Carnival, Inc.	231	5,853
Signet Jewelers Ltd.	215	13,672
Sportman's Warehouse Holdings, Inc.	215	1,043
Staples, Inc.	5,347	48,069
Tiffany & Company	376	34,543
Tile Shop Holdings, Inc.	2,181	38,386
Tractor Supply Company	248	17,586
Ulta Beauty, Inc.	253	69,178
Zumiez, Inc.	680	13,872
		754,040
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	399	15,198
Columbia Sportswear Company	691	37,964
Crocs, Inc.	4,582	30,470
Deckers Outdoor Corporation	203	10,724
Fossil Group, Inc.	181	3,423
Hanesbrands, Inc.	1,866	37,339
Kate Spade & Company	1,014	24,194
NIKE, Inc. - Class B	1,106	63,219
PVH Corporation	34	3,114

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Consumer Discretionary - 17.4% (Continued)
Textiles, Apparel & Luxury Goods - 1.0% (Continued)
Ralph Lauren Corporation	461	$36,571
Sequential Brands Group, Inc.	1,486	5,840
Under Armour, Inc. - Class C	48	891
Unifi, Inc.	1,064	29,037
Vera Bradley, Inc.	144	1,506
Wolverine World Wide, Inc.	1,443	36,320
		335,810
Consumer Staples - 15.7%
Beverages - 1.7%
Brown-Forman Corporation - Class B	4	195
Coca-Cola Bottling Company Consolidated	1,342	230,918
Coca-Cola Company (The)	1,786	74,941
Coca-Cola European Partners plc	156	5,412
Constellation Brands, Inc. - Class A	485	77,023
MGP Ingredients, Inc.	2,213	97,881
Molson Coors Brewing Company - Class B	278	27,908
PepsiCo, Inc.	658	72,630
		586,908
Food & Staples Retailing - 4.9%
Casey's General Stores, Inc.	1,267	145,173
Chefs' Warehouse, Inc. (The)	2,026	28,364
Costco Wholesale Corporation	484	85,755
Diplomat Pharmacy, Inc.	1,120	15,176
Ingles Markets, Inc. - Class A	1,240	58,094
Kroger Company (The)	1,490	47,382
Natural Grocers by Vitamin Cottage, Inc.	1,006	12,143
Performance Food Group Company	5,880	138,768
PriceSmart, Inc.	1,286	113,682
Smart & Final Stores, Inc.	14,173	197,713
SpartanNash Company	6,021	210,133
Sysco Corporation	1,499	79,027
United Natural Foods, Inc.	1,619	69,698
US Foods Holdings Corporation	5,434	149,707
Walgreens Boots Alliance, Inc.	898	77,569
Weis Markets, Inc.	3,687	221,220
		1,649,604
Food Products - 7.7%
AdvancePierre Foods Holdings, Inc.	2,117	61,308
Archer-Daniels-Midland Company	1,827	85,814
Blue Buffalo Pet Products, Inc.	3,406	83,243
Bunge Ltd.	1,592	130,305
Calavo Growers, Inc.	1,129	63,676
Campbell Soup Company	1,236	73,357

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Consumer Staples - 15.7% (Continued)
Food Products - 7.7% (Continued)
Conagra Brands, Inc.	1,782	$73,436
Darling Ingredients, Inc.	13,297	172,994
Dean Foods Company	3,785	69,039
Farmer Brothers Company	5,464	178,536
Fresh Del Monte Produce, Inc.	3,082	178,355
Hain Celestial Group, Inc. (The)	1,311	46,383
Hershey Company (The)	128	13,869
Hostess Brands, Inc.	4,332	65,976
Ingredion, Inc.	453	54,763
JM Smucker Company (The)	148	20,976
John B. Sanfilippo & Son, Inc.	3	184
Kellogg Company	1,074	79,551
Kraft Heinz Company (The)	608	55,638
Lamb Weston Holdings, Inc.	358	14,030
McCormick & Company, Inc.	1,224	120,466
Pinnacle Foods, Inc.	2,770	158,250
Post Holdings, Inc.	2,111	172,828
Seaboard Corporation	47	170,725
Snyder's-Lance, Inc.	4,937	195,407
Tootsie Roll Industries, Inc.	1,489	58,294
TreeHouse Foods, Inc.	1,963	167,012
		2,564,415
Household Products - 0.4%
Central Garden & Pet Company	858	28,958
Colgate-Palmolive Company	998	72,834
Kimberly Clark Corporation	239	31,679
		133,471
Personal Products - 1.0%
Avon Products, Inc.	19,984	87,929
Coty, Inc. - Class A	1,820	34,180
Edgewell Personal Care Company	2,002	147,828
Estée Lauder Companies, Inc. (The) - Class A	598	49,544
		319,481
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Antero Midstream Partners, L.P.	949	32,551
Arch Coal, Inc. - Class A	803	57,704
Cheniere Energy Partners LP Holdings, LLC	387	9,416
Clean Energy Fuels Corporation	6,323	15,491
CONSOL Energy, Inc.	2,787	43,394
Crestwood Equity Partners, L.P.	3,502	90,702
CrossAmerica Partners, L.P.	3,257	86,408
CVR Energy, Inc.	1,452	33,280

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Oil, Gas & Consumable Fuels - 5.7% (Continued)
CVR Refining, L.P.	1,166	$12,826
DCP Midstream, L.P.	1,280	50,176
Delek US Holdings, Inc.	2,448	58,923
Dominion Midstream Partners, L.P.	2,013	62,302
Enbridge Energy Partners, L.P.	2,540	45,974
EnLink Midstream Partners, L.P.	6,424	120,257
EnLink Midstream, LLC	3,233	62,074
Genesis Energy, L.P.	1,644	55,633
Green Plains, Inc.	3,429	85,896
Holly Energy Partners, L.P.	171	6,142
HollyFrontier Corporation	1,873	54,841
Marathon Oil Corporation	209	3,344
Martin Midstream Partners, L.P.	346	6,626
MPLX, L.P.	1,786	66,457
NuStar Energy, L.P.	1,289	67,337
NuStar GP Holdings, LLC	4,351	125,744
Par Pacific Holdings, Inc.	7,919	115,617
Phillips 66	57	4,457
Phillips 66 Partners, L.P.	328	18,247
Plains All American Pipeline, L.P.	710	22,777
Plains GP Holdings, L.P. - Class A	219	7,199
SemGroup Corporation - Class A	2,761	97,049
Summit Midstream Partners, L.P.	4,949	118,034
Sunoco Logistics Partners, L.P.	1,458	36,931
Tallgrass Energy G.P., L.P.	382	10,853
Targa Resources Corporation	1,273	71,924
TC PipeLines, L.P.	251	15,326
Western Gas Equity Partners, L.P.	1,487	68,179
Western Gas Partners, L.P.	1,031	64,097
		1,904,188
Health Care - 18.1%
Health Care Equipment & Supplies - 12.5%
ABIOMED, Inc.	880	103,814
Accuray, Inc.	5,325	27,424
Align Technology, Inc.	625	64,225
Analogic Corporation	873	71,891
AngioDynamics, Inc.	4,225	69,079
AtriCure, Inc.	5,443	99,335
Baxter International, Inc.	2,980	151,742
Becton, Dickinson and Company	805	147,355
Boston Scientific Corporation	6,129	150,467
Cantel Medical Corporation	1,672	137,288
Cardiovascular Systems, Inc.	3,844	109,170

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Health Care Equipment & Supplies - 12.5% (Continued)
Cerus Corporation	10,970	$45,964
CONMED Corporation	1,245	51,817
Cooper Companies, Inc. (The)	793	157,918
CryoLife, Inc.	274	4,384
DENTSPLY SIRONA, Inc.	2,214	140,633
DexCom, Inc.	1,860	145,378
Edwards Lifesciences Corporation	140	13,166
Endologix, Inc.	9,979	65,961
GenMark Diagnostics, Inc.	4,211	47,668
Glaukos Corporation	2,805	127,627
Haemonetics Corporation	2,542	94,893
Halyard Health, Inc.	2,083	81,362
Hill-Rom Holdings, Inc.	2,688	178,618
Hologic, Inc.	946	38,389
IDEXX Laboratories, Inc.	1,160	168,130
Inogen, Inc.	550	37,741
Insulet Corporation	2,558	111,426
Integra LifeSciences Holdings Corporation	3,763	160,831
K2M Group Holdings, Inc.	4,733	94,897
Merit Medical Systems, Inc.	3,268	100,654
Natus Medical, Inc.	122	4,517
Neogen Corporation	663	43,002
Nevro Corporation	1,374	131,890
NuVasive, Inc.	1,951	145,857
NxStage Medical, Inc.	3,924	112,069
Orthofix International N.V.	1,790	63,921
Penumbra, Inc.	687	52,762
Quidel Corporation	4,487	94,227
ResMed, Inc.	159	11,453
Spectranetics Corporation (The)	4,098	114,027
STAAR Surgical Company	926	9,214
Teleflex, Inc.	489	93,487
West Pharmaceutical Services, Inc.	1,852	152,734
Zimmer Biomet Holdings, Inc.	1,194	139,793
		4,168,200
Health Care Providers & Services - 1.2%
Acadia Healthcare Company, Inc.	2,031	90,826
Amedisys, Inc.	330	15,913
AmerisourceBergen Corporation	4	366
BioTelemetry, Inc.	255	6,490
Civitas Solutions, Inc.	547	10,119
Cross Country Healthcare, Inc.	2,705	41,846
Ensign Group, Inc. (The)	237	4,465

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Health Care Providers & Services - 1.2% (Continued)
Henry Schein, Inc.	172	$29,508
HMS Holdings Corporation	828	15,426
Laboratory Corporation of America Holdings	23	3,272
LifePoint Health, Inc.	857	54,891
PharMerica Corporation	1,765	43,419
Providence Service Corporation (The)	1,615	65,601
Teladoc, Inc.	655	14,443
Tivity Health, Inc.	713	20,606
		417,191
Health Care Technology - 2.8%
Allscripts Healthcare Solutions, Inc.	7,162	87,233
athenahealth, Inc.	1,112	131,138
Castlight Health, Inc. - Class B	5,130	18,211
Cerner Corporation	373	20,530
Cotiviti Holdings, Inc.	391	14,655
Evolent Health, Inc. - Class A	3,691	72,713
HealthStream, Inc.	1,723	42,162
Medidata Solutions, Inc.	2,938	164,293
Omnicell, Inc.	1,790	68,065
Quality Systems, Inc.	5,620	85,761
Veeva Systems, Inc. - Class A	4,108	179,478
Vocera Communications, Inc.	2,307	47,732
		931,971
Pharmaceuticals - 1.6%
Abbott Laboratories	2,317	104,450
Allergan plc	485	118,738
Eli Lilly & Company	1,904	157,670
Mallinckrodt plc	98	5,137
Merck & Company, Inc.	381	25,097
Mylan N.V.	2,001	83,742
Zoetis, Inc.	661	35,238
		530,072
Industrials - 8.2%
Aerospace & Defense - 1.4%
AAR Corporation	515	17,726
Aerojet Rocketdyne Holdings, Inc.	833	16,152
AeroVironment, Inc.	552	14,915
Boeing Company (The)	341	61,458
BWX Technologies, Inc.	422	19,598
Cubic Corporation	337	17,709
Curtiss-Wright Corporation	274	26,805
DigitalGlobe, Inc.	540	17,091
Engility Holdings, Inc.	273	8,548

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Aerospace & Defense - 1.4% (Continued)
Esterline Technologies Corporation	54	$4,801
HEICO Corporation	265	21,770
Hexcel Corporation	828	45,523
KEYW Holding Corporation (The)	437	4,335
KLX, Inc.	411	20,690
Kratos Defense & Security Solutions, Inc.	501	4,133
L3 Technologies, Inc.	205	34,506
Lockheed Martin Corporation	122	32,523
Rockwell Collins, Inc.	70	6,691
TASER International, Inc.	350	8,985
Teledyne Technologies, Inc.	195	25,625
Textron, Inc.	834	39,448
Triumph Group, Inc.	198	5,504
United Technologies Corporation	130	14,632
		469,168
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.	984	16,748
Echo Global Logistics, Inc.	556	12,149
FedEx Corporation	272	52,490
Forward Air Corporation	175	8,671
United Parcel Service, Inc. - Class B	40	4,230
XPO Logistics, Inc.	123	6,272
		100,560
Building Products - 0.6%
Advanced Drainage Systems, Inc.	561	12,370
Armstrong Flooring, Inc.	29	620
Armstrong World Industries, Inc.	454	20,884
Continental Building Products, Inc.	306	7,482
CSW Industrials, Inc.	127	4,712
Fortune Brands Home & Security, Inc.	321	18,563
Gibraltar Industries, Inc.	156	6,466
Griffon Corporation	193	4,854
JELD-WEN Holdings, Inc.	97	3,030
Lennox International, Inc.	213	35,064
Masonite International Corporation	244	19,056
NCI Building Systems, Inc.	470	7,520
Owens Corning	554	32,403
Quanex Building Products Corporation	789	15,425
Simpson Manufacturing Company, Inc.	110	4,748
USG Corporation	597	20,137
		213,334
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	450	18,355

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Commercial Services & Supplies - 1.4% (Continued)
Brady Corporation - Class A	247	$9,448
Brink's Company (The)	431	23,037
Casella Waste Systems, Inc. - Class A	322	3,761
Clean Harbors, Inc.	787	45,615
Copart, Inc.	47	2,780
Essendant, Inc.	447	7,121
Healthcare Services Group, Inc.	1,021	42,249
InnerWorkings, Inc.	1,366	13,264
Johnson Controls International plc	1,104	46,302
KAR Auction Services, Inc.	861	38,590
McGrath RentCorp	306	11,515
Mobile Mini, Inc.	77	2,506
MSA Safety, Inc.	86	6,213
Quad/Graphics, Inc.	373	10,127
Republic Services, Inc.	913	56,560
Rollins, Inc.	927	33,891
Stericycle, Inc.	396	32,820
Team, Inc.	262	9,000
Tetra Tech, Inc.	168	6,762
US Ecology, Inc.	46	2,334
Viad Corporation	216	10,195
Waste Management, Inc.	730	53,524
		485,969
Electrical Equipment - 0.8%
Acuity Brands, Inc.	109	23,032
Atkore International Group, Inc.	311	8,154
Babcock & Wilcox Enterprises, Inc.	843	13,910
Belden, Inc.	357	25,222
Eaton Corporation plc	728	52,401
Encore Wire Corporation	108	5,130
EnerSys	265	20,333
Franklin Electric Company, Inc.	151	6,327
Generac Holdings, Inc.	541	21,121
General Cable Corporation	61	1,019
II-VI, Inc.	81	2,884
Powell Industries, Inc.	103	3,362
Regal-Beloit Corporation	497	37,002
Sensata Technologies Holding N.V.	946	38,833
Sunrun, Inc.	425	2,418
Thermon Group Holdings, Inc.	352	7,096
Vicor Corporation	337	5,476
		273,720

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Industrial Conglomerates - 0.3%
3M Company	29	$5,404
Danaher Corporation	100	8,555
General Electric Company	1,558	46,444
Raven Industries, Inc.	735	21,719
		82,122
Machinery - 1.1%
Actuant Corporation - Class A	586	15,558
Albany International Corporation - Class A	338	15,328
Altra Industrial Motion Corporation	168	6,527
Astec Industries, Inc.	251	15,856
Briggs & Stratton Corporation	701	15,001
Chart Industries, Inc.	511	18,187
CIRCOR International, Inc.	261	16,211
Columbus McKinnon Corporation	40	1,032
Energy Recovery, Inc.	1,345	11,311
EnPro Industries, Inc.	265	17,299
ESCO Technologies, Inc.	30	1,626
Fortive Corporation	44	2,537
Gorman-Rupp Company (The)	509	15,845
Harsco Corporation	512	7,219
Hyster-Yale Materials Handling, Inc.	114	6,942
John Bean Technologies Corporation	160	14,304
Joy Global, Inc.	86	2,424
Kennametal, Inc.	315	11,683
Lindsay Corporation	94	7,527
Manitowoc Company, Inc. (The)	1,616	9,825
Milacron Holdings Corporation	299	5,430
Mueller Water Products, Inc. - Class A	377	4,671
NACCO Industries, Inc. - Class A	318	20,511
RBC Bearings, Inc.	150	13,995
Rexnord Corporation	441	9,777
SPX Corporation	797	21,025
SPX FLOW, Inc.	288	9,792
Tennant Company	124	8,711
Terex Corporation	145	4,530
Timken Company (The)	74	3,271
Titan International, Inc.	815	10,791
TriMas Corporation	775	17,089
Watts Water Technologies, Inc. - Class A	156	9,976
		351,811
Professional Services - 0.6%
Advisory Board Company (The)	398	17,910
Equifax, Inc.	247	32,384

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Professional Services - 0.6% (Continued)
Insperity, Inc.	26	$2,165
Kelly Services, Inc. - Class A	448	9,578
Korn/Ferry International	485	14,991
Mistras Group, Inc.	438	9,864
Nielsen Holdings plc	286	12,687
On Assignment, Inc.	126	5,946
Paylocity Holding Corporation	488	17,207
TransUnion	1,219	45,213
TrueBlue, Inc.	391	10,146
Verisk Analytics, Inc.	88	7,297
WageWorks, Inc.	307	23,639
		209,027
Road & Rail - 1.0%
ArcBest Corporation	171	5,019
CSX Corporation	1,005	48,803
Genesee & Wyoming, Inc. - Class A	583	43,224
Heartland Express, Inc.	106	2,198
J.B. Hunt Transport Services, Inc.	398	39,072
Kansas City Southern	398	35,275
Knight Transportation, Inc.	639	20,895
Marten Transport Ltd.	105	2,578
Norfolk Southern Corporation	287	34,735
Old Dominion Freight Line, Inc.	347	31,841
Saia, Inc.	100	4,835
Swift Transportation Company	892	19,374
Union Pacific Corporation	493	53,214
Universal Logistics Holdings, Inc.	1	14
Werner Enterprises, Inc.	246	6,888
		347,965
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	237	14,943
Beacon Roofing Supply, Inc.	718	32,626
BMC Stock Holdings, Inc.	810	17,010
DXP Enterprises, Inc.	147	5,145
Fastenal Company	465	23,264
H&E Equipment Services, Inc.	44	1,155
Kaman Corporation	224	11,596
MRC Global, Inc.	908	18,351
Nexeo Solutions, Inc.	112	1,117
NOW, Inc.	914	17,494
Univar, Inc.	522	16,808
Watsco, Inc.	158	23,427
		182,936

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corporation	464	$35,700
Wesco Aircraft Holdings, Inc.	797	9,644
		45,344
Information Technology - 11.6%
Communications Equipment - 2.0%
ADTRAN, Inc.	1,509	31,915
Applied Optoelectronics, Inc.	100	4,592
Arista Networks, Inc.	253	30,104
ARRIS International plc	1,316	33,953
CalAmp Corporation	1,198	19,420
Ciena Corporation	1,711	45,068
CommScope Holding Company, Inc.	1,054	40,105
EchoStar Corporation - Class A	768	40,911
Extreme Networks, Inc.	3,297	20,606
Finisar Corporation	1,418	47,475
Harmonic, Inc.	560	3,024
Harris Corporation	304	33,410
Infinera Corporation	2,684	29,121
Ixia	2,231	43,728
Lumentum Holdings, Inc.	719	33,002
Motorola Solutions, Inc.	87	6,870
Oclaro, Inc.	3,857	32,784
Palo Alto Networks, Inc.	393	59,697
ShoreTel, Inc.	3,886	25,259
ViaSat, Inc.	489	33,663
Viavi Solutions, Inc.	4,394	44,028
		658,735
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corporation - Class A	1,549	107,206
Anixter International, Inc.	117	9,746
Arrow Electronics, Inc.	180	12,996
Avnet, Inc.	318	14,653
AVX Corporation	190	2,949
Badger Meter, Inc.	189	6,917
Cognex Corporation	324	24,886
Coherent, Inc.	139	25,379
Corning, Inc.	4,580	126,454
Daktronics, Inc.	241	2,258
Dolby Laboratories, Inc. - Class A	118	5,769
FARO Technologies, Inc.	849	29,291
Flex Ltd.	2,898	47,788
Itron, Inc.	481	31,121
Knowles Corporation	2,188	41,419

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Information Technology - 11.6% (Continued)
Electronic Equipment, Instruments & Components - 2.3% (Continued)
Littelfuse, Inc.	264	$42,623
Mercury Systems, Inc.	627	23,425
National Instruments Corporation	1,202	38,752
Novanta, Inc.	833	20,242
OSI Systems, Inc.	494	37,257
SYNNEX Corporation	84	9,821
Trimble, Inc.	1,400	43,442
TTM Technologies, Inc.	441	7,127
Universal Display Corporation	371	31,479
Vishay Intertechnology, Inc.	569	9,019
Zebra Technologies Corporation - Class A	411	37,282
		789,301
Internet Software & Services - 1.9%
Actua Corporation	205	2,808
Alphabet, Inc. - Class A	57	48,161
Angie's List, Inc.	514	2,740
Apptio, Inc. - Class A	606	7,872
Bankrate, Inc.	1,812	19,751
Bazaarvoice, Inc.	263	1,170
Benefitfocus, Inc.	608	16,142
Carbonite, Inc.	325	6,321
comScore, Inc.	635	15,234
Cornerstone OnDemand, Inc.	518	21,637
CoStar Group, Inc.	87	17,677
Coupa Software, Inc.	113	2,989
Envestnet, Inc.	299	11,556
Facebook, Inc. - Class A	399	54,080
Five9, Inc.	1,318	20,969
GoDaddy, Inc. - Class A	668	24,616
GrubHub, Inc.	194	6,802
GTT Communications, Inc.	154	4,297
Hortonworks, Inc.	2,008	19,959
IAC/InterActiveCorporation	279	20,629
Instructure, Inc.	1,026	23,495
LivePerson, Inc.	353	2,489
LogMeIn, Inc.	88	8,074
Mimecast Ltd.	295	5,806
MINDBODY, Inc. - Class A	637	16,912
New Relic, Inc.	669	23,535
PayPal Holdings, Inc.	1,234	51,828
Q2 Holdings, Inc.	761	27,358
Quotient Technology, Inc.	878	10,448

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Information Technology - 11.6% (Continued)
Internet Software & Services - 1.9% (Continued)
Stamps.com, Inc.	27	$3,405
TrueCar, Inc.	1,622	22,805
Twilio, Inc. - Class A	101	3,204
Twitter, Inc.	857	13,515
Yahoo!, Inc.	1,222	55,797
Yelp, Inc.	533	17,962
Zillow Group, Inc. - Class A	406	13,654
		625,697
IT Services - 1.1%
Acxiom Corporation	698	19,907
Black Knight Financial Services, Inc. - Class A	238	9,163
Blackhawk Network Holdings, Inc.	109	3,973
Computer Sciences Corporation	461	31,606
Conduent, Inc.	361	5,808
CoreLogic, Inc.	147	5,761
CSRA, Inc.	541	16,133
EPAM Systems, Inc.	64	4,712
Fidelity National Information Services, Inc.	650	53,476
FleetCor Technologies, Inc.	196	33,320
Gartner, Inc.	212	21,881
Genpact Ltd.	51	1,236
Global Payments, Inc.	178	14,185
International Business Machines Corporation	22	3,956
Sabre Corporation	128	2,804
ServiceSource International, Inc.	1,016	4,003
Square, Inc. - Class A	1,310	22,689
Teradata Corporation	297	9,237
Vantiv, Inc. - Class A	186	12,161
VeriFone Systems, Inc.	1,778	36,751
Visa, Inc. - Class A	59	5,188
WEX, Inc.	216	24,026
Xerox Corporation	2,593	19,292
		361,268
Software - 3.3%
8x8, Inc.	736	11,114
A10 Networks, Inc.	1,591	15,051
Activision Blizzard, Inc.	539	24,325
Adobe Systems, Inc.	473	55,975
Autodesk, Inc.	561	48,414
Barracuda Networks, Inc.	477	11,286
Blackbaud, Inc.	320	22,886
Blackline, Inc.	258	7,361
Bottomline Technologies (de), Inc.	770	19,211

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Information Technology - 11.6% (Continued)
Software - 3.3% (Continued)
Box, Inc. - Class A	709	$12,493
BroadSoft, Inc.	69	2,953
Cadence Design Systems, Inc.	54	1,669
Callidus Software, Inc.	801	15,099
Citrix Systems, Inc.	253	19,974
CommerceHub, Inc. - Series A	212	3,498
CommerceHub, Inc. - Series C	22	360
CommVault Systems, Inc.	346	16,971
Ellie Mae, Inc.	228	21,788
FireEye, Inc.	1,054	11,868
Fortinet, Inc.	662	24,726
Guidewire Software, Inc.	391	21,364
HubSpot, Inc.	414	24,633
Imperva, Inc.	360	14,760
Intuit, Inc.	160	20,070
Microsoft Corporation	409	26,168
NetScout Systems, Inc.	1,267	46,816
Nuance Communications, Inc.	1,322	22,514
Paycom Software, Inc.	378	20,348
Pegasystems, Inc.	406	17,458
Progress Software Corporation	49	1,405
Proofpoint, Inc.	331	26,073
PROS Holdings, Inc.	801	18,607
PTC, Inc.	531	28,616
Rapid7, Inc.	1,000	15,150
RealPage, Inc.	393	13,264
Red Hat, Inc.	540	44,717
Rubicon Project, Inc. (The)	495	4,326
salesforce.com, inc.	456	37,096
ServiceNow, Inc.	355	30,857
Splunk, Inc.	373	23,025
SS&C Technologies Holdings, Inc.	416	14,568
Symantec Corporation	1,211	34,598
Synchronoss Technologies, Inc.	77	2,085
Synopsys, Inc.	108	7,716
Tableau Software, Inc. - Class A	450	23,733
Take-Two Interactive Software, Inc.	519	29,573
Tyler Technologies, Inc.	134	20,321
Ultimate Software Group, Inc. (The)	109	21,079
Varonis Systems, Inc.	820	22,468
Verint Systems, Inc.	338	12,759
Workday, Inc. - Class A	610	50,587
Workiva, Inc.	1,373	20,526

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Information Technology - 11.6% (Continued)
Software - 3.3% (Continued)
Zendesk, Inc.	846	$23,037
Zynga, Inc. - Class A	8,012	21,232
		1,108,571
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corporation	1,236	18,787
Cray, Inc.	1,122	23,394
Diebold Nixdorf, Inc.	977	29,506
Electronics for Imaging, Inc.	715	32,940
Hewlett Packard Enterprise Company	1,237	28,229
NCR Corporation	461	22,160
Nimble Storage, Inc.	4,172	37,840
Pure Storage, Inc. - Class A	1,798	20,497
Seagate Technology plc	1,291	62,213
Stratasys Ltd.	1,399	27,658
Western Digital Corporation	450	34,596
		337,820
Materials - 10.4%
Chemicals - 5.7%
A. Schulman, Inc.	906	30,577
Albemarle Corporation	384	38,980
American Vanguard Corporation	4,022	63,346
Ashland Global Holdings, Inc.	657	79,274
Axalta Coating Systems Ltd.	1,257	36,591
Balchem Corporation	1,069	93,185
Cabot Corporation	1,345	77,983
Calgon Carbon Corporation	4,809	67,807
Celanese Corporation - Series A	978	87,208
CF Industries Holdings, Inc.	1,546	48,575
Chemours Company (The)	998	33,593
CVR Partners, L.P.	1,268	6,581
Ecolab, Inc.	1,027	127,317
Ferro Corporation	2,347	32,858
Flotek Industries, Inc.	6,502	87,907
FMC Corporation	1,512	87,121
H.B. Fuller Company	122	6,028
Hawkins, Inc.	548	27,099
Huntsman Corporation	1,005	22,713
Innophos Holdings, Inc.	1,803	95,541
Koppers Holdings, Inc.	948	41,570
Kraton Corporation	363	9,884
Kronos Worldwide, Inc.	11,027	152,834
Minerals Technologies, Inc.	1,279	98,803
Mosaic Company (The)	1,829	57,047

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Materials - 10.4% (Continued)
Chemicals - 5.7% (Continued)
Olin Corporation	1,409	$43,792
Praxair, Inc.	1,205	143,046
Quaker Chemical Corporation	56	7,374
Sensient Technologies Corporation	1,177	94,089
Tredegar Corporation	4,589	87,191
Valhi, Inc.	2,387	7,949
Versum Materials, Inc.	359	10,881
		1,904,744
Construction Materials - 1.6%
Eagle Materials, Inc.	1,044	108,273
Martin Marietta Materials, Inc.	577	124,603
RPM International, Inc.	230	12,257
Summit Materials, Inc. - Class A	4,243	101,365
U.S. Concrete, Inc.	176	11,088
Vulcan Materials Company	1,593	192,132
		549,718
Containers & Packaging - 1.4%
AptarGroup, Inc.	447	33,306
Ball Corporation	1,285	94,486
Berry Plastics Group, Inc.	260	13,086
Graphic Packaging Holding Company	1,292	17,248
Greif, Inc. - Class A	1,738	99,118
Ingevity Corporation	33	1,781
Multi Packaging Solutions International Ltd.	2,794	49,789
Myers Industries, Inc.	370	5,199
Silgan Holdings, Inc.	1,000	59,620
WestRock Company	1,649	88,584
		462,217
Metals & Mining - 0.0% (a)
Reliance Steel & Aluminum Company	7	593

Paper & Forest Products - 1.7%
Boise Cascade Company	2,784	75,446
Deltic Timber Corporation	1,274	94,684
Domtar Corporation	2,389	90,997
International Paper Company	2,868	151,144
KapStone Paper and Packaging Corporation	2,237	50,556
Louisiana-Pacific Corporation	4,251	100,239
P.H. Glatfelter Company	693	15,315
		578,381

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 87.2% (Continued)	Shares	Value
Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. - Class A	909	$24,270

Total Common Stocks (Proceeds $26,936,477)		$29,204,003

WARRANTS - 0.0% (a)	Shares	Value
BioTime, Inc. (Proceeds $2)	1	$1

Total Securities Sold Short - 87.2% (Proceeds $26,936,479)		$29,204,004

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of February 28, 2017:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$33,378,734	$-	$-	$33,378,734
Money Market Funds	427,928	-	-	427,928
Total	$33,806,662	$-	$-	$33,806,662

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$42,663,199	$0	(a)	$-	$42,663,199
Money Market Funds	10,213,222	-		-	10,213,222
Total	$52,876,421	$0		$-	$52,876,421

Other Financial Instruments
Common Stocks – Sold Short	$(29,204,003)	$-		$-	$(29,204,003)
Warrants - Sold Short	(1)	-		-	(1)
Total	$(29,204,004)	$-		$-	$(29,204,004)

(a)	Barrow Long/Short Opportunity Fund holds a Level 2 security which is valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of February 28, 2017, the Funds did not have any transfers between Levels. There were no Level 3 securities or derivative instruments held by the Funds as of February 28, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2017:

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund

Tax cost of portfolio investments	$29,072,894	$48,182,870

Gross unrealized appreciation	$5,886,961	$6,219,993
Gross unrealized depreciation	(1,153,193)	(1,526,442)
Net unrealized appreciation on investments	$4,733,768	$4,693,551

Net unrealized depreciation on securities sold short	$-	$(3,108,384)

As of February 28, 2017, the proceeds from securities sold short on a tax basis is $26,095,620 for Barrow Long/Short Opportunity Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Borrowings

Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2017, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Health Care	25.9%	(18.1%)	7.8%

As shown above, although Barrow Long/Short Opportunity Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, Barrow Street Advisors, LLC (the Adviser) monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

6.	Investments in Money Market Instruments

Each Fund will typically hold a portion of its assets in cash or cash equivalent securities, including money market mutual fund shares. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of money market mutual funds. As of February 28, 2017, Barrow Long/Short Opportunity Fund had 30.5% of the value of its net assets invested in a single money market mutual fund.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

CORPORATE BONDS - 95.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 11.5%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$75,000	$75,281
Ford Motor Co.	4.346%	12/08/26	100,000	103,037
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	157,309
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	61,200
Regal Entertainment Group	5.750%	02/01/25	70,000	72,450
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	59,000	73,012
Service Corp. International	7.500%	04/01/27	56,000	66,640
Tenneco, Inc.	5.375%	12/15/24	55,000	57,750
Tenneco, Inc.	5.000%	07/15/26	15,000	15,075
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	192,229
Toll Brothers Finance Corp.	5.625%	01/15/24	63,000	67,252
United Rentals, Inc.	5.875%	09/15/26	30,000	31,688
				972,923
Consumer Staples - 5.3%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	98,958
B&G Foods, Inc.	4.625%	06/01/21	65,000	66,137
Ingles Markets, Inc.	5.750%	06/15/23	75,000	77,812
Pinn Foods Finance, LLC	5.875%	01/15/24	67,000	71,188
Spectrum Brands, Inc.	5.750%	07/15/25	64,000	68,320
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	65,065
				447,480
Energy - 10.8%
Chevron Corp.	2.355%	12/05/22	150,000	147,093
Chevron Corp.	2.954%	05/16/26	100,000	98,853
Cloud Peak Energy Resources, LLC	8.500%	12/15/19	12,000	12,150
Exxon Mobil Corp.	3.043%	03/01/26	250,000	250,091
Halliburton Co.	3.500%	08/01/23	175,000	179,879
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	64,960
Schlumberger Ltd.	3.650%	12/01/23	150,000	157,153
				910,179
Financials - 18.8%
Aircastle Ltd.	5.500%	02/15/22	58,000	62,857
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	99,429
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	125,737
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	154,627
Corrections Corp. of America	5.000%	10/15/22	35,000	35,875
Corrections Corp. of America	4.625%	05/01/23	5,000	5,038
International Lease Finance Corp.	5.875%	08/15/22	150,000	169,662
Morgan Stanley	3.700%	10/23/24	175,000	179,045
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	150,000	155,819
Progressive Corp. (The)	2.450%	01/15/27	75,000	70,720
State Street Corp.	2.650%	05/19/26	175,000	168,579

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 18.8% (Continued)
U.S. Bancorp	2.950%	07/15/22	$175,000	$177,143
Wells Fargo & Co.	4.125%	08/15/23	175,000	183,384
				1,587,915
Health Care - 2.7%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	80,000	80,695
HCA Holdings, Inc.	5.375%	02/01/25	60,000	62,925
HCA Holdings, Inc.	5.875%	02/15/26	10,000	10,750
HealthSouth Corp.	5.750%	11/01/24	60,000	61,500
HealthSouth Corp.	5.750%	09/15/25	10,000	10,175
				226,045
Industrials - 12.3%
General Dynamics Corp.	2.250%	11/15/22	100,000	98,943
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	62,567	63,490
Iron Mountain, Inc.	5.750%	08/15/24	85,000	87,655
L-3 Communications Corp.	3.950%	05/28/24	195,000	201,076
Raytheon Co.	2.500%	12/15/22	150,000	150,304
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	188,465	191,056
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	33,169	34,703
United Rentals North America, Inc.	5.500%	05/15/27	35,000	35,860
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	133,800	140,992
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	32,904	35,825
				1,039,904
Information Technology - 10.5%
Apple, Inc.	3.250%	02/23/26	205,000	208,325
Equinix, Inc.	5.375%	04/01/23	55,000	57,338
Equinix, Inc.	5.875%	01/15/26	20,000	21,412
Hewlett-Packard Co.	4.375%	09/15/21	150,000	159,850
Intel Corp.	2.700%	12/15/22	150,000	152,112
Microsoft Corp.	2.400%	08/08/26	200,000	190,289
Oracle Corp.	2.650%	07/15/26	100,000	96,137
				885,463
Materials - 4.8%
Berry Plastics Corp.	5.125%	07/15/23	25,000	25,844
Graphic Packaging International, Inc.	4.125%	08/15/24	85,000	84,575
Huntsman International, LLC	4.875%	11/15/20	75,000	78,000
Huntsman International, LLC	5.125%	11/15/22	10,000	10,550
Praxair, Inc.	2.200%	08/15/22	150,000	146,104
Vulcan Materials Co.	7.150%	11/30/37	50,000	60,625
				405,698

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.4% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 2.6%
Geo Group, Inc. (The)	6.000%	04/15/26	$32,000	$33,472
Simon Property Group, L.P.	3.750%	02/01/24	150,000	156,409
Simon Property Group, L.P.	3.250%	11/30/26	25,000	24,883
				214,764
Telecommunication Services - 12.8%
AT&T, Inc.	2.625%	12/01/22	100,000	97,418
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	65,000	68,380
Charter Communications, LLC	4.908%	07/23/25	100,000	105,517
Comcast Corp.	3.600%	03/01/24	80,000	82,903
Comcast Corp.	3.150%	03/01/26	115,000	113,424
CSC Holdings, LLC	5.250%	06/01/24	66,000	66,577
Frontier Communications Corp.	11.000%	09/15/25	15,000	15,150
Frontier Communications Corp.	9.000%	08/15/31	55,000	49,088
Lamar Media Corp.	5.750%	02/01/26	67,000	72,276
Level 3 Financing, Inc.	5.375%	05/01/25	66,000	68,310
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	17,000	17,489
Mediacom, LLC/Mediacom Capital Corp.	6.375%	04/01/23	10,000	10,550
Qwest Corp.	6.750%	12/01/21	150,000	166,321
T-Mobile USA, Inc.	6.500%	01/15/24	55,000	59,235
T-Mobile USA, Inc.	6.375%	03/01/25	4,000	4,310
Zayo Group, LLC	6.375%	05/15/25	80,000	86,500
				1,083,448
Utilities - 3.3%
AES Corp. (The)	5.500%	03/15/24	43,000	44,075
AES Corp. (The)	5.500%	04/15/25	30,000	30,525
Amerigas Finance, LLC	5.875%	08/20/26	72,000	74,700
Calpine Corp.	5.750%	01/15/25	69,000	68,655
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	60,900
				278,855

Total Investments at Value - 95.4% (Cost $7,984,113)				$8,052,674

Other Assets in Excess of Liabilities - 4.6%				385,915

Net Assets - 100.0%				$8,438,589

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,052,674	$-	$8,052,674

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2017:

Tax cost of portfolio investments	$7,984,113
Gross unrealized appreciation	$143,798
Gross unrealized depreciation	(75,237)
Net unrealized appreciation on investments	$68,561

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2016 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 9.3%
Auto Components - 3.6%
Goodyear Tire & Rubber Company (The)	848,880	$29,753,244
Tenneco, Inc.	189,977	12,217,421
		41,970,665
Household Durables - 3.3%
Whirlpool Corporation	219,239	39,153,893

Internet & Direct Marketing Retail - 2.4%
Liberty Interactive Corporation QVC Group - Series A (a)	1,486,703	28,068,952

Energy - 10.7%
Energy Equipment & Services - 3.1%
National Oilwell Varco, Inc.	884,450	35,749,469

Oil, Gas & Consumable Fuels - 7.6%
EOG Resources, Inc.	470,553	45,638,936
Suncor Energy, Inc.	1,377,173	43,146,830
		88,785,766
Financials - 19.8%
Capital Markets - 6.7%
Affiliated Managers Group, Inc.	179,467	30,137,893
Ameriprise Financial, Inc.	364,072	47,875,468
		78,013,361
Insurance - 13.1%
Aflac, Inc.	654,649	47,363,855
Assurant, Inc.	218,675	21,648,825
Lincoln National Corporation	710,079	49,819,143
Willis Towers Watson plc	273,924	35,180,059
		154,011,882
Health Care - 8.8%
Health Care Providers & Services - 8.8%
Aetna, Inc.	411,545	52,990,534
Anthem, Inc.	304,908	50,254,937
		103,245,471
Industrials - 13.0%
Building Products - 3.5%
Johnson Controls International plc	977,480	40,995,511

Construction & Engineering - 1.3%
AECOM (a)	432,296	15,713,960

Electrical Equipment - 4.0%
Eaton Corporation plc	649,033	46,717,395

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	329,285	$11,386,675
Hertz Global Holdings, Inc. (a)	340,496	7,736,069
		19,122,744
Trading Companies & Distributors - 2.6%
AerCap Holdings N.V. (a)	659,559	29,878,023

Information Technology - 33.4%
Communications Equipment - 3.0%
ARRIS International plc (a)	467,621	12,064,622
CommScope Holding Company, Inc. (a)	588,559	22,394,670
		34,459,292
Electronic Equipment, Instruments & Components - 8.8%
Corning, Inc.	2,001,466	55,260,476
TE Connectivity Ltd.	638,169	47,524,446
		102,784,922
IT Services - 2.8%
Western Union Company (The)	1,671,921	32,836,528

Semiconductors & Semiconductor Equipment - 8.4%
Broadcom Ltd.	387,943	81,828,817
Microsemi Corporation (a)	317,217	16,438,185
		98,267,002
Software - 4.5%
Symantec Corporation	1,837,722	52,503,718

Technology Hardware, Storage & Peripherals - 5.9%
NCR Corporation (a)	528,082	25,384,902
Western Digital Corporation	570,904	43,891,099
		69,276,001
Materials - 4.6%
Chemicals - 3.7%
Celanese Corporation - Series A	483,189	43,085,963

Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	527,540	10,445,292

Total Common Stocks (Cost $953,284,793)		$1,165,085,810

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41% (b) (Cost $5,012,129)	5,012,129	$5,012,129

Total Investments at Value - 100.0% (Cost $958,296,922)		$1,170,097,939

Liabilities in Excess of Other Assets – (0.0%) (c)		(291,970)

Net Assets - 100.0%		$1,169,805,969

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2017.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2016 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 10.1%
Auto Components - 4.0%
Goodyear Tire & Rubber Company (The) (a)	1,165	$40,833
Tenneco, Inc.	256	16,464
		57,297
Household Durables - 3.5%
Whirlpool Corporation (a)	285	50,898

Internet & Direct Marketing Retail - 2.6%
Liberty Interactive Corporation QVC Group - Series A(a) (b)	1,950	36,816

Energy - 9.0%
Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc. (a)	788	31,851

Oil, Gas & Consumable Fuels - 6.8%
EOG Resources, Inc. (a)	529	51,308
Suncor Energy, Inc. (a)	1,498	46,932
		98,240
Financials - 20.4%
Capital Markets - 6.8%
Affiliated Managers Group, Inc.	223	37,448
Ameriprise Financial, Inc. (a)	460	60,490
		97,938
Insurance - 13.6%
Aflac, Inc. (a)	833	60,267
Assurant, Inc. (a)	318	31,482
Lincoln National Corporation (a)	923	64,758
Willis Towers Watson plc (a)	313	40,199
		196,706
Health Care - 9.0%
Health Care Providers & Services - 9.0%
Aetna, Inc. (a)	465	59,873
Anthem, Inc. (a)	427	70,378
		130,251
Industrials - 13.5%
Building Products - 3.5%
Johnson Controls International plc (a)	1,193	50,034

Construction & Engineering - 1.3%
AECOM (a) (b)	522	18,975

Electrical Equipment - 3.8%
Eaton Corporation plc (a)	761	54,777

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Road & Rail - 1.9%
Avis Budget Group, Inc. (a) (b)	477	$16,495
Hertz Global Holdings, Inc. (a) (b)	472	10,724
		27,219
Trading Companies & Distributors - 3.0%
AerCap Holdings N.V. (a) (b)	951	43,080

Information Technology - 32.6%
Communications Equipment - 3.1%
ARRIS International plc (b)	636	16,409
CommScope Holding Company, Inc. (b)	723	27,510
		43,919
Electronic Equipment, Instruments & Components - 9.3%
Corning, Inc. (a)	2,491	68,776
TE Connectivity Ltd. (a)	882	65,683
		134,459
IT Services - 3.3%
Western Union Company (The) (a)	2,407	47,274

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom Ltd. (a)	340	71,716
Microsemi Corporation (a)	421	21,816
		93,532
Software - 4.7%
Symantec Corporation (a)	2,376	67,882

Technology Hardware, Storage & Peripherals - 5.7%
NCR Corporation (a)	756	36,341
Western Digital Corporation (a)	593	45,590
		81,931
Materials - 5.4%
Chemicals - 4.4%
Celanese Corporation - Series A(a)	700	62,419

Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a) (b)	745	14,751

Total Common Stocks (Cost $1,323,442)		$1,440,249

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.42% (c) (Cost $164,667)	164,667	$164,667

Total Investments at Value - 111.4% (Cost $1,488,109)		$1,604,916

Liabilities in Excess of Other Assets(d) – (11.4%)		(164,308)

Net Assets - 100.0%		$1,440,608

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 4).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of February 28, 2017.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 50.8%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,072	$92,589
Energy Select Sector SPDR® Fund	889	63,457
Financial Select Sector SPDR® Fund	6,295	154,479
Health Care Select Sector SPDR® Fund (The)	880	65,991
Industrial Select Sector SPDR® Fund (The)	2,322	152,927
Materials Select Sector SPDR® Fund (The)	571	29,835
Technology Select Sector SPDR® Fund (The)	3,283	171,865
Total Exchange-Traded Funds (Proceeds $621,503)		$731,143

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments and securities sold short. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of February 28, 2017:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,165,085,810	$-	$-	$1,165,085,810
Money Market Funds	5,012,129	-	-	5,012,129
Total	$1,170,097,939	$-	$-	$1,170,097,939

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,440,249	$-	$-	$1,440,249
Money Market Funds	164,667	-	-	164,667
Total	$1,604,916	$-	$-	$1,604,916

Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(731,143)	$-	$-	$(731,143)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by sector or industry type. As of February 28, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2017:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund

Tax cost of portfolio investments	$972,724,972	$1,488,109

Gross unrealized appreciation	$244,715,622	$239,787
Gross unrealized depreciation	(47,342,655)	(122,980)
Net unrealized appreciation on investments	$197,372,967	$116,807

Net unrealized depreciation on securities sold short	$-	$(111,985)

As of February 28, 2017, the proceeds from securities sold short on a tax basis is $619,158 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund’s prospectus. Among these risks are those associated with concentration of investments within a particular business sector and, in the case of Lyrical U.S. Hedged Value Fund, short positions in exchange-traded funds (“ETFs”).

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2017, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 33.4% and 32.6%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

Short Positions in Exchange-Traded Funds – Lyrical U.S. Hedged Value Fund may sell securities short. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the Fund’s adviser) to accurately anticipate the future value of a security. The Fund may take short positions in shares of ETFs, which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk. As of February 28, 2017, Lyrical U.S. Hedged Value Fund held short positions in ETFs representing 50.8% of the value of its net assets.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 35.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 26.9%
U.S. Treasury Notes	0.750%	10/31/17	$750,000	$749,825
U.S. Treasury Notes	0.750%	09/30/18	2,500,000	2,486,035
U.S. Treasury Notes	1.250%	11/15/18	145,000	145,238
U.S. Treasury Notes	1.000%	03/15/19	185,000	184,104
U.S. Treasury Notes	1.000%	11/15/19	1,460,000	1,443,860
U.S. Treasury Notes	1.375%	03/31/20	110,000	109,536
U.S. Treasury Notes	1.375%	08/31/20	2,660,000	2,637,347
U.S. Treasury Notes	1.375%	09/30/20	500,000	495,156
U.S. Treasury Notes	1.375%	10/31/20	6,480,000	6,412,161
U.S. Treasury Notes	1.125%	02/28/21	285,000	278,120
U.S. Treasury Notes	1.125%	07/31/21	500,000	484,980
U.S. Treasury Notes	1.125%	09/30/21	530,000	512,940
U.S. Treasury Notes	2.125%	09/30/21	360,000	364,134
U.S. Treasury Notes	1.250%	10/31/21	840,000	816,834
U.S. Treasury Notes	2.125%	12/31/21	1,895,000	1,915,356
U.S. Treasury Notes	2.000%	02/15/22	40,000	40,188
U.S. Treasury Notes	1.375%	09/30/23	560,000	533,422
U.S. Treasury Notes	1.625%	10/31/23	1,340,000	1,296,450
U.S. Treasury Notes	2.125%	11/30/23	15,000	14,971
U.S. Treasury Notes	2.250%	12/31/23	145,000	145,765
U.S. Treasury Notes	2.750%	02/15/24	150,000	155,478
U.S. Treasury Notes	2.500%	05/15/24	1,840,000	1,875,650
U.S. Treasury Notes	2.000%	11/15/26	3,735,000	3,614,050
U.S. Treasury Notes	2.250%	02/15/27	175,000	173,312
				26,884,912
U.S. Treasury Bonds - 8.7%
U.S. Treasury Bonds	5.375%	02/15/31	1,190,000	1,597,156
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,578,340
U.S. Treasury Bonds	5.000%	05/15/37	165,000	223,665
U.S. Treasury Bonds	4.375%	02/15/38	55,000	69,195
U.S. Treasury Bonds	4.500%	05/15/38	415,000	530,519
U.S. Treasury Bonds	4.250%	05/15/39	810,000	996,205
U.S. Treasury Bonds	3.000%	05/15/42	1,240,000	1,249,542
U.S. Treasury Bonds	2.500%	05/15/46	1,030,000	931,787
U.S. Treasury Bonds	2.250%	08/15/46	1,290,000	1,103,252

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 8.7% (Continued)
U.S. Treasury Bonds	2.875%	11/15/46	$500,000	$490,293
				8,769,954

Total U.S. Treasury Obligations (Cost $35,757,151)				$35,654,866

MORTGAGE-BACKED SECURITIES - 23.6%	Coupon	Maturity	Par Value	Value
Commercial - 10.2%
AMSR Mortgage Trust, Series 2016-SFR1, Class D, 144A (a)	3.171%	11/17/33	$1,000,000	$999,999
Banc of America Merrill Lynch, Series 2015-FR11, Class AK25, 144A (a) (b)	2.787%	09/27/45	510,000	449,278
CD Commercial Mortgage Trust, Series 2016-CD2, Class C	4.031%	11/10/49	325,000	324,162
CD Commercial Mortgage Trust, Series 2017-CD3, Class C	4.563%	02/10/50	380,000	396,636
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	49,000	49,647
Commercial Mortgage Trust, Series 2015-LC21, Class C (a)	4.312%	07/10/48	120,000	108,019
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	481,289	451,998
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.360%	08/15/48	808,687	610,880
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D (a)	4.211%	06/15/57	260,000	189,871
FREMF Mortgage Trust, Series 2013-K33, Class C, 144A (a)	3.502%	08/25/46	580,000	545,605
GS Mortgage Securities Trust, Series 2016-GS3-C, Class C (a)	3.999%	10/10/49	230,000	227,331
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C (a)	4.238%	10/15/48	755,000	702,929
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.854%	10/06/38	70,000	68,079
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B702, 144A	4.234%	04/27/44	630,000	627,616

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 23.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 10.2% (Continued)
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class BK10, 144A (a)	2.861%	11/27/49	$420,000	$389,293
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	404,000	398,811
Starwood Retail Property Trust, Series 2014-STAR, Class C, 144A (a)	3.269%	11/15/27	45,000	44,432
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.063%	01/10/45	910,000	957,851
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-M	5.383%	12/15/43	168,586	168,437
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class C (b)	4.591%	01/15/60	540,000	556,194
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class D, 144A (a)	4.455%	12/15/45	1,335,000	1,223,823
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class D (a)	3.907%	09/15/57	1,000,000	758,279
				10,249,170
Federal Home Loan Mortgage Corporation - 6.9%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	340,419	350,572
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	241,506	248,709
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	392,355	393,762
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	106,588	115,197
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	175,599	185,403
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	211,111	210,737
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	385,567	383,936
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	140,621	144,814
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	629,332	662,092

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 23.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 6.9% (Continued)
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	$2,150,605	$2,262,553
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,942,684	1,929,982
				6,887,757
Federal National Mortgage Association - 4.9%
Federal National Mortgage Association, Series 2015-M7, Class AB2	2.502%	12/25/24	160,000	154,313
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	238,194	245,833
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	83,807	86,495
Federal National Mortgage Association, Series 2017-C01, Class 1M1 (a)	2.078%	07/25/29	556,991	559,111
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	24,793	28,268
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,363,247	1,404,732
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	193,119	192,795
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	377,882	376,428
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	167,327	166,683
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	385,592	384,118
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	702,624	723,729
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	174,048	179,614
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	103,344	106,489
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	75,797	80,273
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	209,366	209,004
				4,897,885

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 23.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 1.6%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	$99,842	$107,833
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,249,595	1,300,849
Government National Mortgage Association, Series 2014-13, Class VA	3.000%	01/16/54	167,637	177,490
				1,586,172

Total Mortgage-Backed Securities (Cost $23,871,539)				$23,620,984

ASSET-BACKED SECURITIES - 10.3%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivables Trust, Series 2016-4, Class D, 144A	4.110%	04/12/23	$500,000	$510,524
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D	3.590%	02/08/22	275,000	281,666
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D	2.710%	09/08/22	400,000	397,847
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D	3.130%	01/18/23	450,000	451,635
CPS Auto Trust, Series 2015-C, Class A, 144A	1.770%	06/17/19	62,421	62,439
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.189%	07/15/22	540,000	547,070
Drive Auto Receivables Trust, Series 2016-BA, Class D, 144A	4.530%	08/15/23	980,000	1,005,680
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100,000	1,120,345
Drive Auto Receivables Trust, Series 17-AA, Class D, 144A	4.160%	05/15/24	400,000	408,061
DT Auto Owner Trust, Series 2017-1A, Class D, 144A	3.550%	11/15/22	220,000	219,971
DT Auto Owner Trust, Series 2016-3A, Class D	4.520%	06/15/23	420,000	433,293
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 144A	4.220%	06/15/22	770,000	787,462
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 144A	3.950%	12/15/22	570,000	573,199

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 10.3% (Continued)	Coupon	Maturity	Par Value	Value
MVW Owner Trust, Series 2013-1A, Class B, 144A	2.740%	04/22/30	$39,513	$39,494
Santander Drive Auto Receivables Trust, Series 2016-1, Class D	4.020%	04/15/22	600,000	618,670
Santander Drive Auto Receivables Trust, Series 2016-2, Class D (a)	3.390%	04/15/22	790,000	801,536
Santander Drive Auto Receivables Trust, Series 2016-3, Class D	2.800%	08/15/22	660,000	657,580
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	510,000	469,049
Sierra Receivables Funding Company, LLC, Series 2014-2A, Class B	2.400%	06/20/31	73,027	72,912
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	395,646	388,398
Structured Agency Credit Risk Debt Notes, Series 15-DN1, Class M2 (a)	3.178%	01/25/25	256,882	258,114
Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2 (a)	2.978%	10/25/28	180,000	182,959
Total Asset-Backed Securities (Cost $10,190,488)				$10,287,904

CORPORATE BONDS - 29.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.2%
Alibaba Group Holding Ltd.	2.500%	11/28/19	$205,000	$206,547
Comcast Corporation	3.600%	03/01/24	750,000	776,494
Ford Motor Company	5.291%	12/08/46	500,000	516,950
Mattel, Inc.	2.350%	08/15/21	315,000	307,877
Priceline Group, Inc. (The)	3.600%	06/01/26	155,000	155,771
Starbucks Corporation	2.100%	02/04/21	210,000	210,134
				2,173,773
Consumer Staples - 1.9%
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	525,000	564,605
Kraft Heinz Foods Company	5.200%	07/15/45	470,000	496,257
Kroger Company (The)	4.450%	02/01/47	505,000	501,022
Walgreens Boots Alliance, Inc.	3.100%	06/01/23	360,000	360,424
				1,922,308
Energy - 3.2%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	512,363
BP Capital Markets plc	1.375%	05/10/18	90,000	89,826
BP Capital Markets plc	3.216%	11/28/23	280,000	281,066

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 3.2% (Continued)
Chevron Corporation	2.419%	11/17/20	$165,000	$166,717
Enbridge, Inc.	5.500%	12/01/46	240,000	259,249
Exxon Mobil Corporation	2.726%	03/01/23	180,000	180,472
Motiva Enterprises, LLC	6.850%	01/15/40	375,000	456,382
MPLX, L.P.	5.200%	03/01/47	490,000	498,744
Shell International Finance B.V.	1.875%	05/10/21	185,000	181,528
Total Capital Canada Ltd.	1.550%	06/28/17	40,000	40,054
Valero Energy Partners, L.P.	4.375%	12/15/26	500,000	512,621
				3,179,022
Financials - 11.2%
Air Lease Corporation	2.125%	01/15/20	250,000	247,389
Bank of America Corporation	7.625%	06/01/19	210,000	235,382
Bank of America Corporation	5.875%	01/05/21	185,000	207,074
Bank of Montreal	1.500%	07/18/19	200,000	198,204
Bear Stearns Companies, LLC	7.250%	02/01/18	405,000	426,156
Berkshire Hathaway, Inc.	2.100%	08/14/19	80,000	80,810
BNP Paribas	2.400%	12/12/18	1,390,000	1,404,252
General Motors Financial Company, Inc.	3.450%	01/14/22	325,000	329,877
General Motors Financial Company, Inc.	4.350%	01/17/27	405,000	413,806
Goldman Sachs Group, Inc.	3.850%	01/26/27	495,000	500,362
HCP, Inc.	4.250%	11/15/23	325,000	337,539
HSBC Holdings plc	4.375%	11/23/26	195,000	197,391
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	115,987
Huntington Bancshares, Inc.	2.300%	01/14/22	315,000	307,243
JPMorgan Chase & Company	2.250%	01/23/20	1,245,000	1,251,532
Lazard Group, LLC	3.625%	03/01/27	480,000	466,864
Loews Corporation	3.750%	04/01/26	450,000	461,747
Morgan Stanley	5.550%	04/27/17	285,000	286,845
Paccar Financial Corporation	1.400%	11/17/17	75,000	75,089
Royal Bank of Canada	1.625%	04/15/19	185,000	184,209
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	429,121
Suntrust Banks, Inc.	2.700%	01/27/22	285,000	285,146
Toyota Motor Credit Corporation	1.375%	01/10/18	130,000	130,106
Toyota Motor Credit Corporation	2.100%	01/17/19	145,000	146,451
Toyota Motor Credit Corporation	3.400%	09/15/21	105,000	109,257
U.S. Bancorp	1.950%	11/15/18	125,000	125,926
Voya Financial, Inc.	4.800%	06/15/46	500,000	498,114
Wells Fargo & Company	3.069%	01/24/23	520,000	522,449
Westpac Banking Corporation	2.100%	05/13/21	190,000	186,888

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.2% (Continued)
Westpac Banking Corporation	4.322%	11/23/31	$990,000	$999,507
				11,160,723
Health Care - 0.8%
Actavis, Inc.	1.875%	10/01/17	695,000	696,624
Medtronic, Inc.	1.375%	04/01/18	80,000	79,996
Medtronic, Inc.	2.500%	03/15/20	30,000	30,457
				807,077
Industrials - 0.3%
CSX Corporation	3.800%	11/01/46	65,000	60,587
General Electric Company	5.625%	05/01/18	165,000	173,208
Parker-Hannifin Corporation, 144A	4.100%	03/01/47	100,000	101,306
				335,101
Information Technology - 3.7%
Activision Blizzard, Inc., 144A	2.300%	09/15/21	500,000	490,750
Apple, Inc.	1.000%	05/03/18	235,000	234,282
Broadcom Corporation/Broadcom Cayman Finance Ltd., 144A	3.875%	01/15/27	540,000	543,759
Cisco Systems, Inc.	1.400%	02/28/18	200,000	200,425
Electronic Arts, Inc.	3.700%	03/01/21	305,000	316,875
Intel Corporation	1.350%	12/15/17	80,000	80,078
Motorola Solutions, Inc.	3.750%	05/15/22	400,000	407,815
Seagate HDD Cayman, 144A	4.875%	03/01/24	270,000	264,294
Seagate HDD Cayman	4.875%	06/01/27	180,000	167,869
Tech Data Corporation	3.700%	02/15/22	480,000	480,020
Tech Data Corporation	4.950%	02/15/27	480,000	485,155
				3,671,322
Materials - 1.3%
Ecolab, Inc.	1.450%	12/08/17	125,000	124,891
LyondellBasell Industries N.V.	5.000%	04/15/19	65,000	68,740
Monsanto Company	5.500%	08/15/25	315,000	355,484
Potash Corporation Saskatchewan	4.000%	12/15/26	340,000	345,920
RPM International, Inc.	3.750%	03/15/27	100,000	100,144
Southern Copper Corporation	3.875%	04/23/25	290,000	291,914
				1,287,093
Real Estate - 0.2%
Hospitality Properties Trust	4.500%	03/15/25	215,000	214,006

Telecommunication Services - 3.3%
Américan Móvil S.A.B. de C.V.	5.000%	10/16/19	755,000	807,582
AT&T, Inc.	4.600%	02/15/21	415,000	441,358

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.6% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 3.3% (Continued)
AT&T, Inc.	4.250%	03/01/27	$250,000	$254,237
AT&T, Inc.	5.250%	03/01/37	310,000	319,818
AT&T, Inc.	5.700%	03/01/57	185,000	190,847
Comcast Corporation	4.250%	01/15/33	100,000	103,255
Comision Federal de Electricidad, 144A	4.750%	02/23/27	200,000	196,800
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	980,000	983,675
Verizon Communications, Inc.	4.500%	09/15/20	15,000	16,007
				3,313,579
Utilities - 1.5%
Buckeye Partners, L.P.	6.050%	01/15/18	305,000	315,763
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	125,898
Duke Energy Progress, Inc.	5.300%	01/15/19	45,000	47,966
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	64,902
Pacific Gas & Electric Company	4.000%	12/01/46	175,000	175,773
PacifiCorp	4.100%	02/01/42	495,000	501,139
Pubic Service Electric & Gas Company	2.300%	09/15/18	125,000	126,670
Virginia Electric & Power Company	1.200%	01/15/18	190,000	189,484
				1,547,595

Total Corporate Bonds (Cost $29,472,793)				$29,611,599

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $103,399)	4.000%	10/02/23	$100,000	$102,400

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41 (c) (Cost $398,978)	398,978	$398,978

Total Investments at Value - 99.6% (Cost $99,794,348)		$99,676,731

Other Assets in Excess of Liabilities - 0.4%		392,759

Net Assets - 100.0%		$100,069,490

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $14,869,061 at February 28, 2017, representing 14.9% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.
(b)	Security valued have been determined in good faith by the Board of Trustees. The total value of such securities is $1,005,472 at February 28, 2017, representing 1.0% of net assets (Note 1).
(c)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 5.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 0.3%
U.S. Treasury Notes	2.250%	02/15/27	$210,000	$207,974

U.S. Treasury Bonds - 5.5%
U.S. Treasury Bonds	2.250%	08/15/46	2,280,000	1,949,934
U.S. Treasury Bonds	2.875%	11/15/46	1,750,000	1,716,025
				3,665,959

Total U.S. Treasury Obligations (Cost $3,789,723)				$3,873,933

MORTGAGE-BACKED SECURITIES - 0.3%	Coupon	Maturity	Par Value	Value
Other - 0.3%
Commercial Mortgage Trust, Series 2013-CR7, Class D (a)	4.354%	03/10/46	$82,500	$72,598
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M2	4.480%	12/25/65	70,000	70,135
Wells Fargo Commercial Mortgage Trust	4.436%	12/15/59	40,000	40,298
Total Mortgage-Backed Securities (Cost $182,065)				$183,031

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 7.9%	Coupon	Maturity	Par Value	Value
Bay Area, CA, Toll Authority Toll Bridge, Revenue	6.263%	04/01/49	$600,000	$832,824
California State, Build America Bonds, General Obligation	7.550%	04/01/39	600,000	889,530
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue	6.561%	12/15/40	275,000	306,584
New York City Transitional Finance Authority, Build America Bonds, Revenue	5.508%	08/01/37	485,000	598,955
New York City Water & Sewer System, Build America Bonds, Revenue	5.750%	06/15/41	715,000	928,370
Port Authority of New York & New Jersey Bonds, Revenue	4.926%	10/01/51	555,000	632,789
San Diego County, CA, Water Authority Financing Agency, Series B, Revenue	6.138%	05/01/49	595,000	783,258
State of Illinois Taxable Pension Funding, General Obligation	5.100%	06/01/33	350,000	324,604
Total Municipal Bonds (Cost $5,317,202)				$5,296,914

ASSET-BACKED SECURITIES - 0.0% (b)	Coupon	Maturity	Par Value	Value
MVW Owner Trust, Series 2013-1A, Class B, 144A (Cost $22,728)	2.740%	04/22/30	$23,049	$23,038

CORPORATE BONDS - 82.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.9%
21st Century Fox America, Inc.	4.950%	10/15/45	$720,000	$753,471
Comcast Corporation	4.250%	01/15/33	850,000	877,672
Ford Motor Company	4.750%	01/15/43	515,000	495,314
Hasbro, Inc.	6.350%	03/15/40	240,000	282,387
Home Depot, Inc.	4.250%	04/01/46	540,000	569,087
Home Depot, Inc.	3.500%	09/15/56	25,000	22,326
Johnson (S.C.) & Son, Inc., 144A	4.800%	09/01/40	65,000	69,539
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	550,000	560,101
Macy's Retail Holdings, Inc.	6.650%	07/15/24	180,000	191,957
Newell Brands, Inc.	5.500%	04/01/46	520,000	608,454
Nike, Inc.	3.375%	11/01/46	450,000	405,354
Time Warner, Inc.	6.750%	06/15/39	200,000	237,650

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.9% (Continued)
Walt Disney Company (The)	4.125%	06/01/44	$190,000	$197,058
				5,270,370
Consumer Staples - 6.6%
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	115,000	123,675
Anheuser-Busch InBev SA/NV	4.900%	02/01/46	755,000	828,745
Bunge Ltd. Finance Corporation	3.250%	08/15/26	530,000	512,525
CVS Health Corporation	5.125%	07/20/45	485,000	540,321
Kraft Heinz Foods Company	4.375%	06/01/46	425,000	399,781
Kroger Company (The)	4.450%	02/01/47	280,000	277,794
PepsiCo, Inc.	4.450%	04/14/46	660,000	715,011
Target Corporation	3.625%	04/15/46	140,000	127,822
Wal-Mart Stores, Inc.	4.300%	04/22/44	825,000	874,607
				4,400,281
Energy - 12.3%
Boardwalk Pipelines, L.P.	5.950%	06/01/26	571,000	646,944
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	512,363
BP Capital Markets plc	3.119%	05/04/26	95,000	92,889
BP Capital Markets plc	3.723%	11/28/28	705,000	715,325
Buckeye Partners, L.P.	5.600%	10/15/44	585,000	612,494
CNOOC Finance (2015) U.S.A., LLC	3.500%	05/05/25	330,000	327,449
Energy Transfer Partners, L.P.	7.500%	07/01/38	120,000	146,219
Energy Transfer Partners, L.P.	6.500%	02/01/42	650,000	733,727
Enterprise Products Operating, L.P.	5.100%	02/15/45	220,000	236,288
Exxon Mobil Corporation	4.114%	03/01/46	510,000	530,693
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	400,000	453,298
Marathon Petroleum Corporation	5.850%	12/15/45	215,000	217,852
MPLX, L.P.	4.125%	03/01/27	715,000	719,506
MPLX, L.P.	5.200%	03/01/47	175,000	178,123
Petroleos Mexicanos	5.500%	06/27/44	170,000	146,200
Petroleos Mexicanos	6.750%	09/21/47	612,000	605,880
Shell International Finance B.V.	4.375%	05/11/45	710,000	734,370
Shell International Finance B.V.	3.750%	09/12/46	145,000	135,957
Statoil ASA	3.950%	05/15/43	170,000	168,090
Williams Partners, L.P.	4.000%	09/15/25	315,000	318,950
				8,232,617
Financials - 16.5%
Allstate Corporation	4.200%	12/15/46	605,000	617,053
Citigroup, Inc.	3.887%	01/10/28	1,125,000	1,132,185
GE Capital International Funding Company, 144A	4.418%	11/15/35	1,160,000	1,242,460

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 16.5% (Continued)
Goldman Sachs Group, Inc.	3.500%	11/16/26	$575,000	$566,413
Guardian Life Insurance Company of America (The), 144A	4.850%	01/24/77	285,000	286,452
HSBC Bank USA	5.875%	11/01/34	500,000	593,023
JPMorgan Chase & Company	3.900%	07/15/25	1,250,000	1,299,733
Lincoln National Corporation	7.000%	06/15/40	480,000	625,124
Manulife Financial Corporation	4.061%	02/24/32	280,000	281,644
Morgan Stanley	4.375%	01/22/47	115,000	116,889
Nationwide Financial Services, Inc., 144A	5.300%	11/18/44	430,000	470,297
Pacific LifeCorp, 144A	5.125%	01/30/43	640,000	673,192
Protective Life Corporation	8.450%	10/15/39	325,000	453,831
Santander Issuances S.A.	5.179%	11/19/25	640,000	656,634
Societe Generale S.A., 144A	4.750%	11/24/25	310,000	309,339
Wells Fargo & Company	4.300%	07/22/27	955,000	994,188
Wells Fargo & Company	3.900%	05/01/45	280,000	270,050
Westpac Banking Corporation	4.322%	11/23/31	415,000	418,985
				11,007,492
Health Care - 9.6%
AbbVie, Inc.	4.300%	05/14/36	325,000	316,855
Amgen, Inc.	5.150%	11/15/41	375,000	408,175
Baxalta, Inc.	4.000%	06/23/25	530,000	540,644
Bristol-Myers Squibb Company	3.250%	08/01/42	285,000	253,450
Celgene Corporation	5.000%	08/15/45	510,000	541,232
Gilead Sciences, Inc.	4.750%	03/01/46	110,000	114,345
Gilead Sciences, Inc.	4.150%	03/01/47	555,000	532,892
Johns Hopkins Health System Corporation (The)	3.837%	05/15/46	595,000	587,587
Johnson & Johnson	4.375%	12/05/33	590,000	651,744
Koninklijke Philips N.V.	5.000%	03/15/42	675,000	716,219
Medtronic, Inc.	4.375%	03/15/35	120,000	127,535
Novartis Capital Corporation	4.000%	11/20/45	180,000	183,667
Pfizer, Inc.	4.125%	12/15/46	120,000	122,137
Stryker Corporation	4.625%	03/15/46	440,000	461,901
UnitedHealth Group, Inc.	4.625%	07/15/35	50,000	55,307
UnitedHealth Group, Inc.	4.750%	07/15/45	695,000	782,853
				6,396,543
Industrials - 3.8%
CSX Corporation	4.250	11/01/66	725,000	667,199
FedEx Corporation	4.400	01/15/47	425,000	423,330
Grainger (W.W.), Inc.	3.750	05/15/46	375,000	359,377

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 3.8% (Continued)
Johnson Controls International plc	4.500%	02/15/47	$65,000	$66,881
Mosaic Company	5.625%	11/15/43	315,000	330,566
United Parcel Service, Inc.	3.400%	11/15/46	120,000	110,849
United Technologies Corporation	3.750%	11/01/46	605,000	580,520
				2,538,722
Information Technology - 3.0%
Apple, Inc.	4.375%	05/13/45	435,000	452,736
Apple, Inc.	4.250%	02/09/47	155,000	158,810
Microsoft Corporation	4.100%	02/06/37	565,000	585,759
Microsoft Corporation	3.700%	08/08/46	550,000	520,399
Seagate HDD Cayman	4.875%	06/01/27	280,000	261,130
				1,978,834
Materials - 2.4%
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	435,000	500,765
Burlington Resources Finance Company	7.200%	08/15/31	525,000	686,467
CF Industries, Inc., 144A	4.500%	12/01/26	385,000	394,401
				1,581,633
Real Estate - 3.8%
Crown Castle International Corporation	4.000%	03/01/27	140,000	141,038
Highwoods Realty, L.P.	3.875%	03/01/27	490,000	490,751
Hospitality Properties Trust	4.650%	03/15/24	495,000	507,498
Hospitality Properties Trust	4.950%	02/15/27	160,000	163,386
Host Hotels & Resorts, L.P.	4.000%	06/15/25	500,000	503,785
Ventas Realty, L.P.	3.250%	10/15/26	755,000	717,218
				2,523,676
Telecommunication Services - 5.8%
América Móvil S.A.B. de C.V.	4.375%	07/16/42	585,000	559,999
AT&T, Inc.	4.500%	05/15/35	1,100,000	1,043,324
AT&T, Inc.	5.250%	03/01/37	280,000	288,868
AT&T, Inc.	4.350%	06/15/45	85,000	75,400
AT&T, Inc.	5.450%	03/01/47	230,000	236,659
Motorola Solutions, Inc.	5.500%	09/01/44	325,000	317,214
Verizon Communications, Inc.	4.400%	11/01/34	1,430,000	1,372,806
				3,894,270
Utilities - 10.8%
Alabama Power Company	4.300%	01/02/46	95,000	99,754
Commonwealth Edison Company	3.650%	06/15/46	225,000	214,575
Consolidated Edison Company	4.500%	12/01/45	740,000	796,028
DTE Electric Company	3.700%	06/01/46	475,000	462,213
DTE Energy Company	2.850%	10/01/26	595,000	557,499

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 10.8% (Continued)
Duke Energy Indiana, LLC	3.750%	05/15/46	$60,000	$57,727
Duke Energy Progress, Inc.	4.375%	03/30/44	715,000	759,134
Électricité de France S.A., 144A	4.950%	10/13/45	755,000	773,092
Exelon Generation Company, LLC	5.600%	06/15/42	325,000	306,847
Florida Power & Light Company	5.250%	02/01/41	65,000	78,042
Florida Power & Light Company	4.125%	02/01/42	105,000	109,329
MidAmerican Energy Company	4.800%	09/15/43	105,000	118,728
Public Service Electric & Gas Company	3.950%	05/01/42	445,000	451,721
South Carolina Electric & Gas Company	5.450%	02/01/41	195,000	231,041
Southern California Edison Company	4.650%	10/01/43	565,000	636,575
Southwestern Public Service Company	4.500%	08/15/41	655,000	710,834
Virginia Electric & Power Company	6.350%	11/30/37	636,000	826,298
				7,189,437

Total Corporate Bonds (Cost $54,021,054)				$55,013,875

INTERNATIONAL BONDS - 2.0%	Coupon	Maturity	Par Value	Value
Oriental Republic of Uruguay	5.100%	06/18/50	$120,000	$112,920
Republic of Philippines	3.700%	03/01/41	125,000	123,707
United Mexican States	4.750%	03/08/44	1,119,000	1,065,848
Total International Bonds (Cost $1,272,148)				$1,302,475

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.41 (c) (Cost $383,877)	383,877	$383,877

Total Investments at Value - 99.1% (Cost $64,988,797)		$66,077,143

Other Assets in Excess of Liabilities - 0.9%		574,964

Net Assets - 100.0%		$66,652,107

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $4,801,911 at February 28, 2017, representing 7.2% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2017.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Exchange-traded funds (“ETFs”), if any, are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$35,654,866	$-	$35,654,866
Mortgage-Backed Securities	-	23,620,984	-	23,620,984
Asset-Backed Securities	-	10,287,904	-	10,287,904
Corporate Bonds	-	29,611,599	-	29,611,599
International Bonds	-	102,400	-	102,400
Money Market Funds	398,978	-	-	398,978
Total	$398,978	$99,277,753	$-	$99,676,731

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,873,933	$-	$3,873,933
Mortgage-Backed Securities	-	183,031	-	183,031
Municipal Bonds	-	5,296,914	-	5,296,914
Asset-Backed Securities	-	23,038	-	23,038
Corporate Bonds	-	55,013,875	-	55,013,875
International Bonds	-	1,302,475	-	1,302,475
Money Market Funds	383,877	-	-	383,877
Total	$383,877	$65,693,266	$-	$66,077,143

As of February 28, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2017:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$99,876,661	$65,079,357
Gross unrealized appreciation	$489,629	$1,781,563
Gross unrealized depreciation	(689,559)	(783,777)
Net unrealized appreciation (depreciation) on investments	$(199,930)	$997,786

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 80.6%	Shares	Value

Emerging Market Debt - 11.4%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	8,196	$930,738
PowerShares Emerging Markets Sovereign Debt Portfolio	31,677	920,217
VanEck Vectors Emerging Markets High Yield Bond ETF	21,628	534,644
		2,385,599
Real Estate Investment Trusts (REITs) - 1.2%
SPDR® Dow Jones REIT ETF	100	9,567
Vanguard REIT ETF	2,800	238,728
		248,295
U.S. Fixed Income - 68.0%
iShares® iBoxx $ High Yield Corporate Bond ETF	14,610	1,289,917
iShares® iBoxx $ Investment Grade Corporate Bond ETF	3,340	396,057
iShares® TIPS Bond ETF	19,638	2,251,497
PowerShares Senior Loan Portfolio	138,171	3,229,056
SPDR® Bloomberg Barclays Convertible Securities ETF	18,417	881,438
SPDR® Bloomberg Barclays High Yield Bond ETF	27,433	1,021,056
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	51,434	1,447,353
Vanguard Mortgage-Backed Securities ETF	5,133	269,790
Vanguard Short-Term Corporate Bond ETF	33,807	2,697,122
Vanguard Short-Term Inflation-Protected Securities ETF	14,904	736,407
		14,219,693

Total Exchange-Traded Funds (Cost $16,576,420)		$16,853,587

MONEY MARKET FUNDS - 15.0%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.45% (a)	1,956,000	$1,956,000
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.41% (a)	1,168,336	1,168,336
Total Money Market Funds (Cost $3,124,336)		$3,124,336

Total Investments at Value - 95.6% (Cost $19,700,756)		$19,977,923

Other Assets in Excess of Liabilities - 4.4%		926,775

Net Assets - 100.0%		$20,904,698

(a)	The rate shown is the 7-day effective yield as of February 28, 2017.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2017 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

Commodity Futures
COMEX miNY Gold Future	3/29/2017	6	$375,150	$10,178

Index Futures
E-Mini Dow CBOT DJIA Future	3/17/2017	2	208,110	9,371
E-Mini Nasdaq 100 Future	3/17/2017	5	533,350	18,930
E-Mini S&P 500® Future	3/17/2017	2	236,325	4,934
Total Index Futures			977,785	33,235

Treasury Futures
5-Year U.S. Treasury Note Future	6/30/2017	14	1,646,531	(2,576)
10-Year U.S. Treasury Note Future	6/21/2017	5	622,422	(2,352)
Total Treasury Futures			2,268,953	(4,928)

Total Futures Contracts			$3,621,888	$38,485

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
February 28, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation

Treasury Futures
U.S. Treasury Bond Future	6/21/2017	4	$606,875	$(507)

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

1. Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$16,853,587	$-	$-	$16,853,587
Money Market Funds	3,124,336	-	-	3,124,336
Total	$19,977,923	$-	$-	$19,977,923

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	$38,485	$-	$-	$38,485
Futures Contracts Sold Short	(507)	-	-	(507)
Total	$37,978	$-	$-	$37,978

As of February 28, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of February 28, 2017:

Cost of portfolio investments	$19,965,135

Gross unrealized appreciation	$189,172
Gross unrealized depreciation	(176,384)

Net unrealized appreciation	$12,788

The difference between the federal income tax cost of portfolio investments and Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 28, 2017, the Fund had 80.6% of the value of its net assets invested in ETFs.

5. Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	April 28, 2017

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	April 28, 2017

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	April 28, 2017

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund

Date	April 28, 2017

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	April 28, 2017

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund

Date	April 28, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	April 28, 2017

*	Print the name and title of each signing officer under his or her signature.